                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Annual Report
                   MONEY MARKET
                          Funds


                               California Tax-Free Money Market Fund
                               Government Money Market Fund
                               Money Market Fund
                               National Tax-Free Money Market Fund
                               Prime Money Market Fund
                               Treasury Plus Money Market Fund

                               March 31, 1999

Money Market Funds                                             TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Government Money Market Fund.................................3

        Money Market Fund............................................3

        Prime Money Market Fund......................................3

        Treasury Plus Money Market Fund..............................3

        California Tax-Free Money Market Fund........................6

        National Tax-Free Money Market Fund..........................6

    PORTFOLIOS OF INVESTMENTS

        California Tax-Free Money Market Fund........................9

        Government Money Market Fund................................24

        Money Market Fund...........................................26

        National Tax-Free Money Market Fund.........................33

        Prime Money Market Fund.....................................39

        Treasury Plus Money Market Fund.............................43

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................46

        Statement of Operations.....................................48

        Statements of Changes in Net Assets.........................50

        Financial Highlights........................................54

        Notes to Financial Statements...............................71

    INDEPENDENT AUDITORS' REPORT....................................83

    LIST OF ABBREVIATIONS...........................................86

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                               i
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ii

LETTER TO SHAREHOLDERS                                        Money Market Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  We're pleased to provide you with this annual report for the period ended March 31, 1999. The report provides information about your investment over the 12-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  The Stagecoach Funds experienced another year of significant growth, with net assets increasing from $25 billion to $29 billion during the 12-month period ended March 31, 1999. We believe our success can be partly attributed to the confidence and support of our shareholders generated by the continued positive performance of many of the Funds. Of course, we'll do our best to provide prudent management to maintain and earn that confidence.
  The 12-month period that ended March 31, 1999 was marked by significant volatility. Stocks marched steadily upward early in the period, but later surrendered some of those gains during a sell-off in the stock market last summer. Last summer and fall, global financial turmoil disrupted the U.S. financial markets, but the economy still benefited from overseas flight to capital and aggressive monetary easing by the Federal Reserve Board that drove interest rates down to historic lows. By the end of the year, the stock market had set new highs as broad stock indexes were propelled higher by a series of upbeat earnings reports, and the economy's two-tiered performance produced solid economic growth. Overall, bond yields are significantly lower than they were a year ago, and fundamentals still point toward healthy growth during the balance of 1999. The combination of subdued inflation, moderating economic growth and strong foreign demand should set the stage for lower interest rates.
  During the 12-month period ended March 31, 1999, stocks, as measured by the S&P 500 Index,(1) returned 18.49%. The U.S. Government bond market increased

Money Market Funds                                        LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

7.01% as measured by the Lehman Brothers Long Government Bond Index(2) during the period. Most shorter-dated money market yields dropped late in the period, while yields on longer-dated papers rose.
  According to the Investment Company Institute, an estimated 44 million U.S. households, or 77.3 million individual investors, owned mutual funds in 1998. Many of these investors have benefited from unprecedented growth in the market. While the latest signs of economic strength are positive, investors should manage their expectations. The challenges of investing in today's markets make mutual funds one of the most popular investment vehicles. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Over the years, the Stagecoach Funds have built a reputation for innovation, leadership and commitment to investors. We understand you have a variety of investment options and we appreciate your confidence in selecting us to help you meet your financial goals. Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of the Standard and Poor's Corporation. The
  S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND - CLASS A
MONEY MARKET FUND - CLASS A
PRIME MONEY MARKET FUND - CLASS A
TREASURY PLUS MONEY MARKET FUND - CLASS A

  FOUR STAGECOACH MONEY MARKET FUNDS (EACH, A "FUND," COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach Government Money Market Fund seeks to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity.
  The Stagecoach Money Market Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.
  The Stagecoach Prime Money Market Fund seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.
  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal. The name of the Fund changed from Stagecoach Treasury Money Market Mutual Fund on August 1, 1998.
  The Funds are managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

PERFORMANCE SUMMARY
  For the 12-month period ending March 31, 1999, the Stagecoach Money Market Funds' cumulative total returns were as follows:

--------------------------------------------------

GOVERNMENT MONEY MARKET FUND                        4.68%
MONEY MARKET FUND                                   4.79%
PRIME MONEY MARKET FUND                             4.83%
TREASURY PLUS MONEY MARKET FUND                     4.62%

  The seven-day current yields for the Stagecoach Money Market Funds as of March 31, 1999, were as follows:

--------------------------------------------------

GOVERNMENT MONEY MARKET FUND                        4.26%
MONEY MARKET FUND                                   4.27%
PRIME MONEY MARKET FUND                             4.29%
TREASURY PLUS MONEY MARKET FUND                     4.24%

  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, there were several events that affected the financial markets. Perhaps the most significant was the series of interest rate cuts by the Federal Reserve Board (the Fed) late in 1998. These cuts were a result of serious credit/liquidity problems overseas and problems with several large U.S. hedge funds. It was clear the Fed was committed to maintaining liquidity in the markets by lowering interest rates. By adding later-dated securities to our portfolios, we were able to maintain competitive yields in the low interest rate environment.
  The Funds always maintain a core position in repurchase agreements and other short-dated securities when they are trading at the upper end of their expected range.

STRATEGIC OUTLOOK
  With international and domestic markets relatively stable and inflation under control, interest rates are expected to remain in a fairly narrow trading range. However, as proven in late 1998, the Fed stands ready to

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

provide necessary liquidity by further lowering interest rates if global markets continue to experience credit/ liquidity problems.
  The Funds are well positioned given current international economic conditions and low interest rates. We believe interest rates may remain unchanged at least until year-end, and we will maintain the Funds' longer than average maturity structure. We believe it's prudent to focus more on credit quality, stability, capital preservation and liquidity, rather than purely on yield.

Figures quoted represent past performance, which is no guarantee of future results. The Funds are neither insured nor guaranteed by the U.S. Government.

The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower. There is no guarantee such reductions will continue.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A
NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A
  TWO STAGECOACH TAX-FREE MONEY MARKET FUNDS (EACH, A "FUND," COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach California Tax-Free Money Market Funds seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily municipal obligations.
  The Stagecoach National Tax-Free Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.
  The California Tax-Free Money Market Fund is managed by Kevin Shaughnessy of Wells Capital Management Incorporated. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a B.S. degree in Business Administration and an M.B.A. in Finance from California State University, Hayward. Mr. Shaughnessy has more than 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate.
  As of January 1999, the National Tax-Free Money Market Fund is managed by Mary Gail Walton. The Fund was previously managed by Mr. Shaughnessy. Before joining Wells Capital Management, Ms. Walton was employed at Dean Witter Reynolds, Inc. and Ragen MacKenzie, Inc. Her career spans 14 years and includes extensive experience in tax-exempt portfolio management. She received a B.A. from the University of Washington and is a candidate for the Chartered Financial Analyst designation. She is a member of the Association for Investment Management and Research (AIMR) and the Security Analysts of San Francisco.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

PERFORMANCE SUMMARY
  The cumulative total returns for the 12-month period ended March 31, 1999, for the Stagecoach Tax-Free Money Market Funds were as follows:

--------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND               2.49%
NATIONAL TAX-FREE MONEY MARKET FUND                 2.60%

  The seven-day current yields for the Stagecoach Tax-Free Money Market Funds as of March 31, 1999, were as follows:

--------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND               2.23%
NATIONAL TAX-FREE MONEY MARKET FUND                 2.46%

  These tax-free yields are generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal and California income tax bracket of 45.22% would need to earn 4.07% from a taxable investment to match a 2.23% tax-free yield. In order to match a 2.46% tax-free yield, an investor in the maximum 39.60% federal income tax bracket would need to earn 4.07% on a taxable investment. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  As a result of the low interest rate environment and in anticipation of an interest rate decrease by the Federal Reserve Board, we lengthened each Fund's weighted average maturity early in the 12-month period. Weighted average maturity is an indication of a fund's sensitivity to interest rates. In addition, California's economy was strong last June and the state was experiencing a budget surplus. As a result, the issuance of short-term one-year notes dropped off significantly.
  Considering seasonal influences in the market, our strategy to increase maturity early in the period was made in an attempt to capture higher yields offered by securities such as one-year tax-exempt notes and commercial paper. In addition, we decreased our exposure to

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

variable-rate securities. During the first quarter of 1999, most shorter-dated money market yields dropped, while yields on longer-dated paper rose. Yields were lower in January and February, while slightly higher in March. In anticipation of shareholders drawing on their funds during tax season, we shortened maturities late in the period.

STRATEGIC OUTLOOK
  Since yields have already declined in the money fund market, we will continue to maintain longer maturities in our Funds and will increase our fixed-rate exposure if we feel security prices are attractive. We believe the Federal Reserve Board will remain neutral in its outlook toward interest rates. With the expectation that short-term issuance of notes will remain thin, we will focus on maintaining our strong position in liquid paper to handle cash outflows.
  Overall, we feel the Funds are positioned well given the international economic condition and low interest rate environment. We intend to maintain our emphasis on preservation of principal, high liquidity, credit quality and the highest possible tax-exempt returns for our clients.

Figures quoted represent past performance, which is no guarantee of future results. The Funds are neither insured nor guaranteed by the U.S. Government.

A portion of the Funds' distributions may be subject to federal, state, and/or local taxes or the alternative minimum tax (AMT).

The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower. There is no guarantee such reductions will continue.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999  California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES - 96.91%

$ 8,176,000  ABN Amro Munitops COP - 1998-25                      3.10 %        07/05/06   $    8,176,000
 17,995,000  ABN Amro Munitops COP 1998-20                        3.05          07/05/06       17,995,000
 14,620,000  Alameda CA School Finance Authority Revenue
               Series B                                           2.55          07/01/16       14,620,000
  1,700,000  Alhambra CA IDA Sunclipse LOC - Bank of America      2.60          05/01/07        1,700,000
  3,405,000  Anaheim CA COP Police Facilities                     2.70          08/01/08        3,405,000
  1,700,000  Anaheim CA HFA AMT                                   2.70          07/15/20        1,700,000
 25,000,000  Anaheim CA Housing Revenue LOC - Citibank AMT        3.00          12/15/23       25,000,000
  7,100,000  Anaheim CA Public Improvement COP LOC -
               Industrial Bank of Japan Limited                   2.70          08/01/19        7,100,000
  3,000,000  Barstow CA MFHR Desert Vista Apartments LOC -
               Federal Home Loan Bank of San Francisco            2.80          12/01/20        3,000,000
  4,200,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corporation AMT Series A LOC - Union Bank
               of Switzerland                                     2.80          12/01/28        4,200,000
 45,000,000  California Community College Financing
               Authority Revenue                                  2.90          09/30/99       45,000,000
  4,000,000  California Educational Facilities                    2.60          10/01/22        4,000,000
  4,390,000  California Educational Facilities Authority
               Revenue                                            2.60          10/01/15        4,390,000
  5,565,000  California HFA Revenue AMT                           3.00          02/01/00        5,565,000
  2,100,000  California HFFA                                      2.65          07/15/13        2,100,000
  4,000,000  California HFFA                                      2.70          07/01/12        4,000,000
  6,650,000  California HFFA                                      2.70          07/01/20        6,650,000
 26,700,000  California HFFA                                      2.70          07/01/22       26,700,000
 10,000,000  California HFFA                                      2.75          10/01/22       10,000,000
 16,000,000  California HFFA Nonprofit Corporation Catholic
               Healthcare MBIA Insured                            2.70          07/01/12       16,000,000
    700,000  California HFFA Revenue Catholic Healthcare
               Series A MBIA Insured                              2.70          07/01/21          700,000

California Tax-Free Money Market Fund  PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 7,185,000  California HFFA Revenue Catholic Healthcare
               Series A MBIA Insured                              2.70 %        07/01/06   $    7,185,000
  1,000,000  California HFFA Series B FNMA Collateralized         2.65          07/15/13        1,000,000
  1,200,000  California HFFA Series C FNMA Collateralized         2.65          07/15/13        1,200,000
  4,250,000  California Housing Finance Agency                    3.05          08/01/26        4,250,000
  3,800,000  California PCR AMT                                   2.75          12/01/16        3,800,000
  1,900,000  California PCR AMT                                   2.90          01/01/10        1,900,000
  5,000,000  California PCR Financing Authority                   2.70          09/01/17        5,000,000
  8,750,000  California PCR Statewide Development Authority
               Revenue                                            2.70          05/03/99        8,750,000
  7,000,000  California Revenue Wateruse Finance Authority        2.70          05/01/28        7,000,000
100,000,000  California School Cash Reserve Program
               Authority Series A                                 4.50          07/02/99      100,184,505
  1,000,000  California School Facilities                         2.75          07/01/22        1,000,000
  7,325,000  California School Facilities COP                     2.75          07/01/22        7,325,000
  2,700,000  California School Facilities Financing
               Corporation Series B Bayerische                    2.75          07/01/24        2,700,000
 14,365,000  California State                                     2.90          02/01/15       14,365,000
  5,000,000  California State                                     3.00          04/01/08        5,000,000
 78,100,000  California State Community                           2.90          09/30/99       78,100,000
 11,000,000  California State COP Series 55 FGIC Insured          2.92          02/01/13       11,000,000
     45,000  California State Custodial
               Receipt CR-152                                     2.91          11/01/24           45,000
  4,955,000  California State Custodial
               Receipt CR-152D                                    2.91          11/01/24        4,955,000
    265,000  California State Custodial
               Receipt CR-153                                     2.91          11/01/24          265,000
 11,675,000  California State Custodial
               Receipt CR-153D                                    2.91          11/01/24       11,675,000
  9,000,000  California State Development Authority Revenue
               Series A                                           2.85          10/01/26        9,000,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999  California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,950,000  California State Eagle Trust Private Placement       2.91 %        09/01/03   $    4,950,000
 15,000,000  California State GO                                  2.75          05/03/99       15,000,000
  2,000,000  California State Health Facility Finance
               Authority Revenue Series D                         2.70          07/01/18        2,000,000
  2,000,000  California State HFA Home Mortgage Revenue MBIA
               Insured                                            2.95          08/01/10        2,000,000
  2,600,000  California State HFFA Adventist Health System
               LOC Toronto Dominion Bank                          2.60          08/01/21        2,600,000
 13,100,000  California State HFFA Catholic West Hospital
               Series B MBIA Insured                              2.70          07/01/05       13,100,000
  7,100,000  California State HFFA Childrens Hospital MBIA
               Insured                                            2.70          11/01/21        7,100,000
 12,100,000  California State HFFA Memorial Health Services       2.85          10/01/24       12,100,000
  9,000,000  California State HFFA Revenue Catholic
               Healthcare West MBIA Insured                       2.70          07/01/09        9,000,000
  7,500,000  California State HFFA Revenue Catholic
               Healthcare West Series C MBIA Insured              2.70          07/01/11        7,500,000
  8,270,000  California State HFFA Revenue Scripps Memorial
               Hospital Series B                                  2.70          12/01/15        8,270,000
  1,100,000  California State HFFA Santa Barbara Cottage LOC
               Credit Suisse                                      2.60          09/01/15        1,100,000
  1,060,000  California State HFFA St Joseph Health Center
               Series A                                           2.95          07/01/13        1,060,000
    500,000  California State HFFA St Joseph's Health
               Systems Series B                                   2.95          07/01/09          500,000
 16,300,000  California State PCFA Pacific Gas & Electric
               Series A AMT                                       2.70          12/01/16       16,300,000
    500,000  California State PCFA Resources Recovery
               Revenue LOC - Banque Nationale de Paris AMT        3.20          09/01/18          500,000

California Tax-Free Money Market Fund  PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 6,000,000  California State PCFA Sanger Project Series
               90-A LOC - Credit Suisse                           2.80 %        09/01/20   $    6,000,000
 11,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project Series A LOC -
               Swiss Bank AMT                                     2.80          12/01/16       11,000,000
    700,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project Series B LOC -
               Swiss Bank AMT                                     2.80          12/01/16          700,000
    600,000  California State PCFA Southern California
               Edison Series C                                    3.30          02/28/08          600,000
  4,200,000  California State PCR CP                              2.70          04/08/99        4,200,000
  4,500,000  California State Public Works                        2.91          09/01/17        4,500,000
159,360,000  California State Revenue Antic Notes                 4.00          06/30/99      159,765,266
  5,000,000  California State Rural Water Financing
               Authority Public Projects Construction             4.25          03/01/00        5,051,058
 16,900,000  California State Series A5                           2.95          12/01/16       16,900,000
  1,000,000  California Statewide Authority Revenue COP John
               Muir AMBAC Insured                                 2.95          08/15/27        1,000,000
  2,700,000  California Statewide CDA Barton Hospital LOC -
               Banque Nationale de Paris                          2.85          12/01/09        2,700,000
  1,000,000  California Statewide CDA St Joseph Health
               System                                             2.60          07/01/08        1,000,000
  5,000,000  Camarillo CA MFHR Heritage Park                      2.70          07/15/19        5,000,000
 16,420,000  Camarillo CA Revenue AMT                             3.05          10/15/26       16,420,000
 17,045,000  Central Valley School Financing Authority Tax
               Revenue                                            3.50          01/27/00       17,138,909
  5,000,000  Chula Vista CA GO                                    2.45          05/05/99        5,000,000
  6,000,000  Chula Vista CA GO                                    2.75          05/03/99        6,000,000
  8,000,000  Chula Vista CA GO                                    2.80          06/10/99        8,000,000
    900,000  Chula Vista CA IDA Revenue Daily
               San Diego Gas & Electric                           3.00          07/01/21          900,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999  California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$10,700,000  Chula Vista CA IDR San Diego Gas & Electric          2.80 %        12/01/27   $   10,700,000
  1,700,000  Chula Vista CA Industrial Development Revenue
               San Diego Gas & Electric Series B                  3.35          12/01/21        1,700,000
  3,300,000  Chula Vista CA MFHR Series A                         2.70          03/01/05        3,300,000
  5,100,000  Colton CA RDFA Las Palomas Associates Project
               LOC - Bank of America                              2.60          11/01/15        5,100,000
    500,000  Colton CA RDFA MFHR LOC - Federal Home Loan
               Bank of San Francisco                              2.50          05/01/10          500,000
  1,100,000  Concord CA MFHR Bel Air Apartments LOC - Bank
               of America AMT                                     2.80          12/01/16        1,100,000
  3,000,000  Contra Costa County CA                               2.70          11/15/12        3,000,000
  3,000,000  Contra Costa County CA GO                            2.65          05/04/99        3,000,000
    745,000  Contra Costa County CA MFHR El Cerrito Royale
               LOC - Bank of America                              2.80          12/01/17          745,000
  1,400,000  Contra Costa County CA School Finance Authority
               Revenue Series C                                   2.55          07/01/25        1,400,000
  2,000,000  Duarte CA RDFA COP Johnson Duarte Partners
               Project Series B LOC - Bank of America             2.90          12/01/14        2,000,000
  2,200,000  Dublin CA Housing                                    2.85          06/01/28        2,200,000
 26,100,000  Eagle Trust Series 94 MBIA Insured                   2.91          09/01/03       26,100,000
  1,300,000  East Side Santa Clara County Unified High
               School District Tax Revenue Antic Notes            4.25          10/01/99        1,307,792
  2,700,000  Eastern Municipal Water District CA Revenue
               Series B FGIC Insured                              2.70          07/01/20        2,700,000
  4,400,000  Escondido CA CDA LOC - Bank of America AMT           2.80          10/01/16        4,400,000
    150,000  Fairfield CA IDA Herman G Rowland Project LOC -
               Bank of America                                    2.75          04/01/05          150,000

California Tax-Free Money Market Fund  PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$17,500,000  Foothill/Eastern CA Transportation Corridor
               Agency Toll Road Revenue LOC - Banque
               National de Paris                                  2.75 %        01/02/35   $   17,500,000
  1,000,000  Foothill/Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series B LOC -
               Morgan Guaranty Trust                              2.70          01/02/35        1,000,000
  1,200,000  Foothill/Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series C LOC -
               Credit Suisse                                      2.70          01/02/35        1,200,000
  1,000,000  Foothill/Eastern CA Transportation Corridor
               Toll Road Development Series D LOC -
               Industrial Bank of Japan Ltd                       2.75          01/02/35        1,000,000
  1,100,000  Fowler CA IDA Bee Sweet Citrus Incorporated LOC
               - Bank of America AMT                              2.90          12/01/05        1,100,000
  2,000,000  Fremont CA COP                                       2.60          08/01/28        2,000,000
  6,800,000  Fullerton CA IDA Sunclipse Incorporated LOC -
               Bank of America                                    2.60          07/01/15        6,800,000
  7,050,000  Hayward CA Housing Authority                         2.70          06/15/25        7,050,000
  9,000,000  Hayward CA MFHR FGIC Insured                         2.70          08/01/14        9,000,000
  3,605,000  Huntington Beach CA MFHR Seabridge Villas LOC -
               Bank of America                                    4.00          02/01/10        3,605,000
  1,500,000  Irvine CA IDA Irvine East Investment Company
               LOC - Bank of America                              2.60          12/01/05        1,500,000
  1,000,000  Irvine CA Improvement Bond Act 1915                  3.00          09/02/23        1,000,000
  8,200,000  Irvine CA Public Facilities & Infrastructure
               Authority Lease Revenue Capital Improvement
               Project                                            2.55          11/01/10        8,200,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999  California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,000,000  Irvine Ranch CA Water District                       3.00 %        09/01/06   $    1,000,000
    400,000  Irvine Ranch CA Water District                       3.00          11/15/13          400,000
  1,100,000  Irvine Ranch CA Water District LOC -
               Commerzbank AG                                     3.00          01/01/21        1,100,000
    800,000  Irvine Ranch CA Water District Consolidated
               Bonds                                              3.00          10/01/05          800,000
  1,800,000  Kern County CA COP Public Facilities Project
               Series D                                           2.70          08/01/06        1,800,000
    100,000  Lancaster CA HFA MFHR Westwood Park Apartments
               LOC - Bank of America                              2.60          12/01/07          100,000
  5,100,000  Livermore MFHR                                       2.65          07/15/18        5,100,000
 10,000,000  Long Beach CA CP                                     2.45          05/05/99       10,000,000
  3,000,000  Long Beach CA GO                                     2.70          05/03/99        3,000,000
  4,000,000  Los Angeles CA DW&P                                  2.70          06/11/99        4,000,000
 15,200,000  Los Angeles CA GO                                    2.65          05/04/99       15,200,000
    500,000  Los Angeles CA MFHR                                  2.75          07/01/14          500,000
  1,800,000  Los Angeles CA MFHR Masselin Manor LOC - Bank
               of America                                         2.75          07/01/15        1,800,000
 22,875,000  Los Angeles CA MFHR Sand Canyon Ranch Project F      2.65          05/04/99       22,875,000
  1,100,000  Los Angeles CA MFHR Series B LOC - Federal Home
               Loan Bank of San Francisco AMT                     3.25          12/01/26        1,100,000
    200,000  Los Angeles CA Pension Obligation Series C
               AMBAC Insured                                      2.70          06/30/07          200,000
 13,700,000  Los Angeles CA Pension Obligation Series B
               AMBAC Insured                                      2.70          06/30/07       13,700,000
  9,800,000  Los Angeles CA USD                                   2.75          12/01/17        9,800,000
 31,000,000  Los Angeles CA USD Series A26, Regulation D          2.90          10/01/99       31,000,000
 22,875,000  Los Angeles CA USD Series A26, Regulation D          3.20          07/01/23       22,875,000
100,000,000  Los Angeles County CA                                4.50          06/30/99      100,197,060
 14,800,000  Los Angeles County CA HFA MFHR Park Sierra LOC
               - Citibank AMT                                     2.80          12/01/08       14,800,000

California Tax-Free Money Market Fund  PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 6,900,000  Los Angeles County CA HFA MFHR Sand Canyon
               Ranch Project LOC - Citibank                       2.70 %        11/01/06   $    6,900,000
 14,600,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               Series A                                           2.70          07/01/20       14,600,000
  7,245,000  Los Angeles County CA Metropolitan
               Transportation Authority Sales Tax Revenue
               Series 106 FSA Insured                             2.88          07/01/28        7,245,000
 32,600,000  Los Angeles County CA Pension Obligation Series
               A AMBAC Insured                                    2.70          06/30/07       32,600,000
  7,710,000  Los Angeles County CA Public Works Financing
               Authority Lease Revenue Series 114                 2.91          12/01/29        7,710,000
 16,300,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue FGIC Insured                     2.70          07/01/12       16,300,000
 10,000,000  Los Angeles DW&P                                     2.75          06/10/99       10,000,000
 19,000,000  Los Angeles DW&P                                     2.80          05/04/99       19,000,000
  5,200,000  Modesto CA MFHR Westdale Commons Apartments LOC
               - Federal Home Loan Bank of San Francisco          2.80          12/01/15        5,200,000
  2,900,000  Montebello CA LOC - Bank of America                  2.60          04/01/15        2,900,000
  2,900,000  Monterey County CA Financing Authority Revenue       2.80          09/01/36        2,900,000
  8,700,000  Moorpark CA MFHR Le Club Apartments LOC -
               Citibank                                           2.75          11/01/15        8,700,000
  8,800,000  Ontario CA MFHR Park Centre Apartments LOC -
               Bank of New York                                   2.60          08/01/07        8,800,000
  6,700,000  Orange County CA GO                                  2.80          06/15/28        6,700,000
    900,000  Orange County CA Apartment Development Revenue
               Series U                                           2.75          11/01/09          900,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999  California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$10,000,000  Orange County CA Apartment Development Series 2
               FNMA Collateralized                                2.80 %        11/15/28   $   10,000,000
  2,000,000  Orange County CA GO                                  2.70          05/03/99        2,000,000
  5,000,000  Orange County CA GO                                  2.80          05/04/99        5,000,000
 11,500,000  Orange County CA HFA Bear Brand Apartments
               Prozect Series Z LOC - Fuji Bank Limited           2.90          11/01/07       11,500,000
  7,249,000  Orange County CA HFA Harbor Pointe Apartment
               Issue D LOC - Citibank                             2.80          12/01/06        7,249,000
  3,200,000  Orange County CA HFA Monarch Bay Apartments LOC
               - Mitsubishi Bank Limited                          2.60          10/01/07        3,200,000
  2,700,000  Orange County CA HFA Niguel Summit Apartment
               LOC - Bank of America                              2.60          11/01/09        2,700,000
 11,000,000  Orange County CA HFA Seaside Meadow Apartments
               Series C LOC - Bank of America                     2.90          08/01/08       11,000,000
 22,800,000  Orange County CA HFA The Lakes Apartments LOC -
               Citibank                                           2.80          12/01/06       22,800,000
    500,000  Orange County CA Sanitation District LOC -
               National Westminster Bank Plc                      3.00          08/01/15          500,000
 29,200,000  Orange County CA Sanitation District Multiple
               Credit Enhancements                                2.70          08/01/13       29,200,000
  2,700,000  Rancho CA Water Distribution Financing
               Authority Revenue Series A FGIC Insured            2.70          08/15/29        2,700,000
  2,000,000  Rancho Mirage CA RDA #144 AMT                        3.00          10/01/16        2,000,000
  2,335,000  Redlands CA COP Water Treatment Facilities
               Project FGIC Insured                               2.75          09/01/15        2,335,000
  3,200,000  Redlands CA Housing Parkview Terrace Series A        2.75          02/01/16        3,200,000
  3,940,000  Riverside County CA                                  2.65          07/15/18        3,940,000
  9,943,000  Riverside County CA                                  2.75          12/01/15        9,943,000

California Tax-Free Money Market Fund  PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$20,000,000  Riverside County CA                                  2.90 %        09/30/99   $   20,000,000
 35,000,000  Riverside County CA                                  4.50          09/30/99       35,210,257
  1,800,000  Riverside County CA COP Series C                     2.70          12/01/15        1,800,000
  5,400,000  Riverside County CA COP Series D                     2.75          12/01/15        5,400,000
 10,000,000  Riverside County CA MFHR Woodcreek D                 2.80          05/04/99       10,000,000
  6,600,000  Sacramento County CA Administration Center &
               Courthouse Project LOC - Union Bank of
               Switzerland                                        2.50          06/01/20        6,600,000
  2,760,000  Sacramento County CA Airport Systems Revenue
               Prerefunded AMBAC Insured                          7.00          07/01/20        2,840,548
 24,000,000  Sacramento County CA Series A28, Regulation D        2.90          09/30/99       24,000,000
  5,000,000  San Bernardino CA Alta Loma Apartments LOC -
               Federal Home Loan Bank of Atlanta                  2.90          02/01/23        5,000,000
  1,050,000  San Bernardino County CA IDA Transamerican
               Plastics LOC - National Westminster Bank AMT       2.75          12/01/06        1,050,000
  2,185,000  San Bernardino County CA MFHR LOC - Federal
               Home Loan Bank of San Francisco                    2.90          05/01/17        2,185,000
  4,925,000  San Bernardino County CA MFHR Series A LOC -
               Federal Home Loan Bank of San Francisco            2.90          05/01/17        4,925,000
    400,000  San Bernardino County CA MFHR Western
               Properties Project II LOC - Bank of America        2.60          05/01/05          400,000
    700,000  San Bernardino County CA MFHR Western
               Properties Project III LOC - Bank of America       2.60          08/01/05          700,000
    100,000  San Bernardino County CA MFHR Western
               Properties Project IV LOC - Bank of America        2.60          08/01/05          100,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999  California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$54,000,000  San Diego CA COP                                     2.90 %        09/30/99   $   54,000,000
  4,300,000  San Diego CA Housing Authority Revenue LOC -
               Citibank                                           2.75          12/01/08        4,300,000
  2,920,000  San Diego CA MFHR La Cima Apartments LOC -
               Citibank                                           2.75          12/01/08        2,920,000
  3,500,000  San Diego CA Multi Family Apartments LOC - Bank
               of America                                         2.80          10/01/15        3,500,000
 15,700,000  San Diego CA Transportation Revenue                  2.60          05/03/99       15,700,000
  9,400,000  San Diego County CA GO                               2.60          05/03/99        9,400,000
  1,000,000  San Diego County CA GO                               2.90          07/22/99        1,000,000
  1,419,000  San Diego Port CA GO                                 2.85          05/03/99        1,419,000
  2,000,000  San Diego Port CA GO                                 2.90          05/04/99        2,000,000
  8,965,000  San Diego Port CA GO                                 2.95          07/21/99        8,965,000
  8,010,000  San Francisco CA City & County Finance
               Authority Revenue                                  2.80          09/01/06        8,010,000
 19,940,000  San Francisco CA CP                                  2.60          04/12/99       19,940,000
 10,000,000  San Francisco CA GO                                  3.05          01/01/27       10,000,000
 17,700,000  San Francisco CA MFHR Filmore Center Apartments
               LOC - Bank of Nova Scotia                          2.75          12/01/17       17,700,000
  5,750,000  San Francisco CA MFHR Filmore Center Apartments
               LOC - Bank of Nova Scotia                          2.85          12/01/17        5,750,000
 14,500,000  San Francisco CA MFHR Filmore Center Apartments
               LOC - Citibank                                     2.75          12/01/17       14,500,000
  3,000,000  San Francisco CA MFHR Filmore Center Apartments
               LOC - Citibank                                     2.85          12/01/17        3,000,000
 13,550,000  San Francisco CA MFHR Winterland Project LOC -
               Citibank                                           2.70          06/01/06       13,550,000
 14,820,000  San Francisco CA RDFA MFHR Rincon Center LOC -
               Citibank                                           2.70          12/01/06       14,820,000
  8,000,000  San Francisco County CA International Airport
               COP Series 31 FGIC Insured                         2.92          05/01/29        8,000,000
  3,150,000  San Jacinto CA USD Series A                          2.80          09/01/14        3,150,000

California Tax-Free Money Market Fund  PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,000,000  San Joaquin County CA Tax Revenue Antic Notes        3.50 %        12/31/99   $    3,015,651
  1,300,000  San Jose CA MFHR Kimberly Woods Apartments LOC
               - Bank of America                                  2.60          11/01/08        1,300,000
  1,500,000  San Jose CA Multifamily Housing Revenue AMT          2.95          03/01/32        1,500,000
  6,000,000  San Jose CA Redevelopment Agency Project A           2.55          07/01/26        6,000,000
  6,800,000  San Jose CA Redevelopment Agency Project B           2.45          07/01/26        6,800,000
  7,300,000  San Jose/Santa Clara Clean Water Financing
               Authority                                          2.70          11/15/20        7,300,000
  2,200,000  San Leandro CA MFHR Haas Avenue Apartments LOC
               - Bank of America                                  2.60          10/01/07        2,200,000
 13,000,000  San Mateo County CA JT Powers Authority Lease
               Revenue Series 123 FSA Insured                     2.92          07/15/29       13,000,000
  4,800,000  Santa Clara CA Electric Revenue Series 85A LOC
               - National Westminster Bank Plc                    2.70          07/01/10        4,800,000
 14,500,000  Santa Clara CA Electric Revenue Series 85B LOC
               - National Westminster Bank Plc                    2.70          07/01/10       14,500,000
  4,600,000  Santa Clara CA Electric Revenue Series 85C LOC
               - National Westminster Bank Plc                    2.90          07/01/10        4,600,000
  1,000,000  Santa Clara CA Transit System LOC - Sumitomo
               Bank Limited                                       2.85          06/01/15        1,000,000
  1,500,000  Santa Clara CA USD Tax Revenue Antic Notes           4.25          10/01/99        1,509,290
 20,000,000  Santa Clara County CA                                3.00          11/15/22       20,000,000
  7,500,000  Santa Clara County CA Hospital District
               Facility Revenue Series A                          2.65          08/01/15        7,500,000
  9,600,000  Santa Clara County CA Hospital District
               Facility Revenue Series B                          2.65          08/01/15        9,600,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999  California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,000,000  Santa Clara County CA MFHR Foxchase Apartments
               Series E FGIC Insured                              2.70 %        11/01/07   $    1,000,000
  2,300,000  Santa Clara County CA Tax Revenue Antic Notes        4.50          10/01/99        2,317,251
  4,475,000  Simi Valley CA MFHR Creekside Village
               Apartments LOC - Bank of America                   2.80          07/01/23        4,475,000
  3,000,000  Simi Valley CA MFHR Lincoln Wood Ranch LOC -
               Sumitomo Bank                                      2.65          06/01/10        3,000,000
  2,500,000  Simi Valley CA Public Finance Lease Revenue          2.65          09/01/15        2,500,000
 11,000,000  Sonoma County California Tax & Revenue               3.50          02/01/00       11,047,395
  6,000,000  Southeast Resource Recovery Facility Lease
               Revenue Series B AMT                               2.75          12/01/18        6,000,000
  2,000,000  Southern California Metro Water District             2.75          07/08/99        2,000,000
 11,000,000  Southern California Metro Water District             2.85          06/07/99       11,000,000
  5,000,000  Southern California State Public Power
               Authority Southern Transmission Project LOC -
               Swiss Bank                                         2.75          07/01/19        5,000,000
  8,775,000  Southern California Waterworks Revenue Series A
               AMBAC Insured                                      2.70          06/01/23        8,775,000
  6,300,000  Tracy CA MFHR Sycamore Village Apartments LOC -
               Bank of America                                    2.75          05/01/15        6,300,000
    900,000  Turlock CA COP Irrigation Project Series A           2.65          01/01/26          900,000
  4,515,000  Turlock CA Irrigation District Revenue Series A
               LOC - Canadian Imperial Bank of Commerce           2.65          01/01/14        4,515,000
 30,000,000  University of California GO                          2.55          05/04/99       30,000,000
  8,000,000  University of California GO                          2.60          05/03/99        8,000,000
  4,945,000  University of California GO                          2.85          05/03/99        4,945,000

California Tax-Free Money Market Fund  PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$25,000,000  University of California Regents                     2.85 %        07/07/99   $   25,000,000
  6,100,000  Vacaville CA MFHR Western Properties Sycamores
               Project LOC - Bank of America                      2.60          04/01/05        6,100,000
  8,300,000  Walnut Creek CA MFHR Creekside Drive Apartments
               LOC - Bank of America                              2.60          04/01/07        8,300,000
 21,500,000  West Basin CA Municipal Water District Revenue
               Project B                                          2.60          08/01/27       21,500,000
 11,900,000  West Covina CA RDA COP Barranca LOC - Citibank       2.90          09/01/05       11,900,000
  1,500,000  West Covina CA Redevelopment Agency Lease
               Revenue                                            2.55          08/01/18        1,500,000
    100,000  West Riverside CA Regional Waterworks Authority
               Revenue                                            3.00          04/01/28          100,000
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL SECURITIES                                         $2,176,716,982
             (cost $2,176,716,982)

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999  California Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             PUERTO RICO MUNICIPAL SECURITIES - 0.78%

$ 1,500,000  Puerto Rico Commonwealth Highway &
               Transportation Authority Series A AMBAC
               Insured                                            2.65 %        07/01/28        1,500,000
 16,100,000  Puerto Rico Commonwealth Series 120 MBIA
               Insured                                            2.88          07/01/23       16,100,000
                                                                                           --------------
             TOTAL PUERTO RICO MUNICIPAL SECURITIES                                        $   17,600,000
             (Cost $17,600,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,194,316,982)*                                   97.69%               $2,194,316,982
                (Note 1)
              Other Assets and Liabilities, Net                         2.31                    51,805,895
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,246,122,877
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

Government Money Market Fund           PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM FEDERAL AGENCIES - 76.78%
             FEDERAL HOME LOAN BANKS - 38.01%
$ 3,000,000  Federal Home Loan Banks                              4.42 %#        04/21/99  $   2,992,283
  2,000,000  Federal Home Loan Banks                              4.79           02/04/00      1,994,880
  2,000,000  Federal Home Loan Banks                              4.86 #         05/21/99      1,986,778
  1,500,000  Federal Home Loan Banks                              4.95           02/17/00      1,499,365
  5,000,000  Federal Home Loan Banks                              4.95           08/19/99      4,996,928
  2,000,000  Federal Home Loan Banks                              5.14           03/29/00      2,001,395
  2,000,000  Federal Home Loan Banks                              5.54           07/13/99      2,004,200
  1,515,000  Federal Home Loan Banks                              5.54           07/15/99      1,517,544
  2,000,000  Federal Home Loan Banks                              5.57           04/07/99      1,999,970
  1,370,000  Federal Home Loan Banks                              5.63           04/09/99      1,369,969
                                                                                           --------------
                                                                                           $  22,363,312

             FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.75%
$ 4,000,000  Federal Home Loan Mortgage Corporation               4.70 %#        05/24/99  $   3,971,969

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.37%
$ 4,000,000  Federal National Mortgage Association                4.97 %         08/19/99  $   3,998,872
  1,300,000  Federal National Mortgage Association                5.10 #         05/19/99      1,291,039
  1,300,000  Federal National Mortgage Association                5.27 #         08/04/99      1,276,438
  1,300,000  Federal National Mortgage Association                5.48           07/09/99      1,299,598
                                                                                           --------------
                                                                                           $   7,865,947

             STUDENT LOAN MORTGAGE ASSOCIATION - 18.65%
$ 2,000,000  Student Loan Mortgage Association                    4.70 %#        06/30/99  $   1,976,500
  7,000,000  Student Loan Mortgage Association                    4.78           11/04/99      6,999,146
  2,000,000  Student Loan Mortgage Association                    4.90           02/10/00      1,998,757
                                                                                           --------------
                                                                                           $  10,974,403
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  45,175,631
             (Cost $45,175,631)

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999           Government Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 23.24%
$ 3,234,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90           04/01/99  $   3,234,000
 10,441,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88           04/01/99     10,441,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  13,675,000
             (Cost $13,675,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $58,850,631)*                                     100.02%               $  58,850,631
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                        (0.02)                     (14,038 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  58,836,593
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

Money Market Fund                      PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 12.11%
$150,000,000 Abbey National Treasury Service                      4.79 %        07/26/99      149,959,700
 60,000,000  Abbey National Treasury Service                      4.80          07/15/99       59,989,049
 65,000,000  Abbey National Treasury Service                      4.85          08/17/99       64,981,077
 50,000,000  American Express                                     4.86          09/10/99       50,000,000
 25,000,000  American Express                                     4.88          04/26/99       25,000,000
 60,000,000  Bank of America Corporation                          4.82          06/25/99       59,993,330
100,000,000  Bank of America Corporation                          4.92          03/16/00       99,981,161
 34,000,000  Commercial Bank                                      4.82          07/13/99       33,994,327
 55,000,000  First Union National Bank                            4.87          09/28/99       55,000,000
125,000,000  Key Bank                                             4.83          10/04/99      124,975,135
 80,000,000  Key Bank                                             4.88          10/13/99       79,982,521
150,000,000  Key Bank                                             4.88          10/14/99      149,992,130
 75,000,000  Pepsico Incorporated                                 4.81          08/19/99       74,966,118
 75,000,000  Sigma Finance                                        5.13          08/23/99       75,000,000
 65,000,000  Sigma Finance                                        5.20          08/26/99       65,000,000
 78,000,000  Wachovia Bank                                        4.79          05/14/99       77,993,660
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $1,246,808,208
             (Cost $1,246,808,208)

             COMMERCIAL PAPER - 45.29%
$100,000,000 Abbey National Corporation of North America          4.83 %#       05/07/99   $   99,517,000
 51,000,000  Asset Securitization Corporation++                   4.87 #        04/05/99       50,972,403
 39,160,000  Asset Securitization Corporation++                   4.95 #        04/16/99       39,079,233
103,000,000  Asset Securitization Corporation++                   5.00 #        04/15/99      102,799,722
 40,000,000  Associates Corporation of North America              4.80 #        05/17/99       39,754,667
100,000,000  Associates First Capital Corporation                 4.81 #        05/07/99       99,519,000
 75,000,000  Associates First Capital Corporation                 4.83 #        05/10/99       74,607,563
 20,000,000  Atlantis One Funding Corporation                     4.78 #        05/13/99       19,888,467
 64,056,000  Atlantis One Funding Corporation                     4.80 #        05/10/99       63,722,909
 94,578,000  Atlantis One Funding Corporation                     4.81 #        04/27/99       94,245,459
 20,000,000  Atlantis One Funding Corporation                     4.82 #        05/12/99       19,890,211
 34,054,000  Atlantis One Funding Corporation                     4.83 #        05/17/99       33,843,830
 14,614,000  Atlantis One Funding Corporation                     4.83 #        06/15/99       14,466,947

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                      Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$34,585,000  Atlantis One Funding Corporation                     4.85 %#       06/23/99   $   34,198,272
 50,000,000  Atlantis One Funding Corporation                     4.86 #        06/16/99       49,487,000
 65,387,000  Atlantis One Funding Corporation                     4.86 #        07/09/99       64,513,103
 17,774,000  Atlantis One Funding Corporation                     5.05 #        04/23/99       17,719,147
 85,000,000  Bank of America Corporation                          4.82 #        08/16/99       83,440,864
 25,000,000  Bayerische Hypoverins Bank                           5.10 #        04/01/99       25,000,000
 34,000,000  CC USA Incorporated++                                4.86 #        05/17/99       33,788,860
 30,000,000  Commercial Credit Corporation                        4.86 #        04/23/99       29,910,900
 75,000,000  Corporate Asset Funding Company Incorporated++       4.82 #        05/24/99       74,467,792
 75,000,000  Corporate Asset Funding Company Incorporated++       4.83 #        04/16/99       74,849,063
 50,000,000  Corporate Asset Funding Company Incorporated++       4.83 #        04/22/99       49,859,125
 75,000,000  Corporate Asset Funding Company Incorporated++       4.85 #        06/04/99       74,353,333
 50,000,000  Corporate Asset Funding Company Incorporated++       4.86 #        05/10/99       49,736,750
 75,000,000  Corporate Receivables Corporation++                  4.81 #        04/23/99       74,779,542
 75,000,000  Corporate Receivables Corporation++                  4.82 #        04/16/99       74,849,375
 50,000,000  Corporate Receivables Corporation++                  4.83 #        05/03/99       49,785,333
 52,271,000  Corporate Receivables Corporation++                  4.85 #        05/26/99       51,883,686
 60,000,000  Corporate Receivables Corporation++                  4.86 #        05/14/99       59,651,700
 39,000,000  Dorada Finance Incorporated++                        4.85 #        06/15/99       38,605,938
 13,744,000  Dorada Finance Incorporated++                        4.90 #        05/17/99       13,657,947
 10,000,000  Dorada Finance Incorporated++                        4.90 #        05/19/99        9,934,667
 15,238,000  Enterprise Funding Corporation++                     4.86 #        04/23/99       15,192,743
 19,500,000  Eureka Securitization Incorporated++                 4.85 #        05/20/99       19,371,273
 25,000,000  Eureka Securitization Incorporated++                 4.87 #        04/16/99       24,949,271

Money Market Fund                      PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Falcon Asset Securitization++                        4.85 %#       06/15/99   $   49,494,792
100,775,000  Falcon Asset Securitization++                        4.89 #        04/06/99      100,706,557
 78,634,000  Fleet Funding Corporation++                          4.85 #        05/07/99       78,252,625
150,000,000  Ford Motor Credit Company                            4.80 #        04/27/99      149,480,000
 75,000,000  Ford Motor Credit Company                            4.81 #        05/14/99       74,569,104
100,000,000  Ford Motor Credit Company                            4.83 #        06/15/99       98,993,750
150,000,000  Ford Motor Credit Company                            4.84 #        04/09/99      149,838,667
 20,000,000  General Electric Capital Services Incorporated       4.67 #        04/20/99       19,950,706
 50,000,000  General Electric Capital Services Incorporated       4.78 #        07/14/99       49,309,556
120,000,000  General Electric Capital Services Incorporated       4.81 #        07/01/99      118,540,967
 75,000,000  General Electric Capital Services Incorporated       4.85 #        06/08/99       74,312,917
 30,000,000  General Electric Capital Services Incorporated       4.88 #        11/30/99       29,011,800
 75,000,000  General Electric Capital Services Incorporated       4.90 #        06/28/99       74,101,667
 70,000,000  General Electric Capital Services Incorporated       4.79 #        04/29/99       69,739,211
 39,000,000  General Electric Financial Assurance
               Corporation                                        4.80 #        08/09/99       38,324,000
 70,000,000  Goldman Sachs Group LP                               4.84 #        07/07/99       69,087,122
150,000,000  Goldman Sachs Group LP                               4.85 #        07/09/99      147,999,375
 50,000,000  Goldman Sachs Group LP                               4.97 #        04/01/99       50,000,000
 70,532,000  Greenwich Funding Corporation++                      4.90 #        04/01/99       70,532,000
 56,243,000  International Securitization Corporation++           4.88 #        04/26/99       56,052,399
 50,000,000  Johnson & Johnson++                                  4.75 #        04/05/99       49,973,611
 70,000,000  Johnson & Johnson++                                  4.84 #        06/28/99       69,171,822
 75,000,000  Morgan Stanley Dean Witter & Company                 4.85 #        05/26/99       74,444,271
 50,000,000  National City Credit Corporation                     4.82 #        05/04/99       49,779,083
 49,000,000  National City Credit Corporation                     4.85 #        04/13/99       48,920,783

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                      Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$47,139,000  Park Avenue Receivables Corporation++                4.89 %#       04/06/99   $   47,106,985
102,106,000  Receivables Capital Corporation                      4.84 #        04/08/99      102,009,907
 48,000,000  Rio Tinto America Incorporated                       4.84 #        06/07/99       47,567,627
 25,000,000  Riverwoods Funding                                   4.81 #        04/28/99       24,909,813
 25,000,000  Sheffield Receivables Corporation++                  4.83 #        04/16/99       24,949,688
 49,000,000  Sheffield Receivables Corporation++                  4.84 #        04/14/99       48,914,359
185,000,000  Sheffield Receivables Corporation++                  4.87 #        04/13/99      184,699,683
  6,900,000  Sheffield Receivables Corporation++                  4.88 #        05/20/99        6,854,169
 45,000,000  Sheffield Receivables Corporation++                  4.90 #        04/05/99       44,975,500
 15,000,000  Sheffield Receivables Corporation++                  4.92 #        04/23/99       14,954,900
 50,000,000  Sigma Finance Incorporated++                         4.82 #        04/15/99       49,906,278
 20,000,000  Sigma Finance Incorporated++                         4.82 #        04/26/99       19,933,056
 69,513,000  Thames Asset Global Securitization
               Incorporated++                                     4.86 #        06/30/99       68,668,417
 50,000,000  Variable Funding Capital Corporation++               4.85 #        06/17/99       49,481,319
 50,000,000  Variable Funding Capital Corporation++               4.89 #        04/05/99       49,972,833
 50,000,000  WCP Funding Incorporation++                          4.86 #        04/22/99       49,858,250
 25,000,000  Windmill Funding Corporation++                       4.84 #        05/19/99       24,838,833
 21,209,000  Windmill Funding Corporation++                       4.87 #        05/07/99       21,105,712
 75,000,000  Windmill Funding Corporation++                       4.88 #        04/05/99       74,959,333
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $4,662,546,542
             (Cost $4,662,546,542)

             CORPORATE BONDS & NOTES - 17.42%
$50,000,000  Abbey National Treasury Service                      5.64 %        07/15/99   $   50,042,885
 70,000,000  American Express Centurion Bank                      4.94          12/14/99       70,000,000
174,500,000  Bank of America Corporation                          4.94          07/07/99      174,500,000
 70,000,000  Bank of America Corporation                          4.95 #        04/05/00       69,972,413
 75,000,000  Beta Finance Incorporated                            5.26          03/06/00       75,000,000
 15,000,000  CC USA Incorporated                                  5.78          06/11/99       14,999,420
 45,000,000  Centari Corporation                                  5.75          04/23/99       45,000,000

Money Market Fund                      PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES (CONTINUED)
$25,000,000  Comerica Bank                                        4.92 %        02/08/00   $   24,990,494
150,000,000  Comerica Bank                                        4.94          01/10/00      149,965,529
 75,000,000  FCC National Bank                                    5.14          03/22/00       74,975,430
 50,000,000  FCC National Bank                                    5.67          06/01/99       49,990,002
120,000,000  First National Bank                                  5.05          04/08/99      120,000,000
 70,000,000  First National Bank                                  5.73          05/19/99       69,992,949
 46,000,000  First National Bank                                  5.75          05/10/99       45,997,647
 75,000,000  First Union National Bank                            5.25          09/17/99       75,000,000
180,000,000  First Union National Bank                            5.35          09/09/99      180,000,000
 48,000,000  Huntington National Bank                             5.74          05/05/99       47,998,073
 60,000,000  IBM Credit Corporation                               4.67          10/29/99       59,985,259
 95,500,000  IBM MTN                                              5.58          08/27/99       95,479,864
165,000,000  JP Morgan & Company Incorporated                     4.86          09/15/99      165,000,000
 55,000,000  Sigma Finance Incorporated                           5.19          02/25/00       55,000,000
 80,000,000  Sigma Finance Incorporated                           5.23          03/29/00       80,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $1,793,889,965
             (Cost $1,793,889,965)

             SHORT-TERM FEDERAL AGENCIES - 3.19%
$71,997,000  Federal Home Loan Banks                              4.68 %#       07/02/99       71,135,915
  7,500,000  Federal Home Loan Banks                              4.79          02/04/00        7,480,800
 26,000,000  Federal National Mortgage Association                4.97          08/19/99       25,992,670
 50,000,000  Federal Home Loan Mortgage Corporation               4.77 #        04/06/99       49,966,875
 99,100,000  Federal National Mortgage Association                4.67 #        07/15/99       97,750,175
 25,000,000  Federal National Mortgage Association                4.70 #        06/23/99       24,729,097
 50,000,000  Federal National Mortgage Association                4.75 #        06/14/99       49,511,805
  2,000,000  Student Loan Mortgage Association                    5.63          06/02/99        2,002,433
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  328,569,770
             (Cost $328,569,770)

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                      Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSIT - 20.19%
$50,000,000  American Express Centurion Bank                      4.85 %        04/23/99   $   50,000,000
 75,000,000  American Express Credit Corporation                  4.87          04/05/99       75,000,000
 75,000,000  Branch Banking & Trust Company                       5.01          01/10/00       75,005,219
 50,000,000  Branch Banking & Trust Company                       5.02          01/21/00       49,986,411
 25,000,000  Canadian Imperial Bank of Commerce                   5.10          02/22/00       24,991,367
145,000,000  Chase Manhattan Bank                                 4.87          04/21/99      145,000,000
120,000,000  Chase Manhattan Bank                                 5.06          05/12/99      120,000,000
100,000,000  Chase Manhattan Bank                                 5.10          04/20/99      100,000,000
175,000,000  CIBC                                                 4.86          04/20/99      175,000,000
 92,200,000  CIBC                                                 5.07          04/13/99       92,200,000
 75,000,000  CIBC                                                 5.08          05/04/99       75,000,000
 25,000,000  Commerz Bank                                         5.09          02/16/00       24,992,583
 10,000,000  Deutsche Bank                                        4.85          07/22/99       10,000,000
190,000,000  Deutsche Bank                                        4.88          05/04/99      190,000,000
 75,000,000  Deutsche Bank                                        4.89          05/11/99       75,000,000
 50,000,000  Harris Trust & Savings                               4.87          04/22/99       50,000,000
 75,000,000  Harris Trust & Savings                               5.05          05/05/99       75,000,000
 80,000,000  National Westminster Bank                            5.13          03/17/00       79,981,537
 50,000,000  National Westminster Bank                            5.14          04/14/00       49,975,044
 50,000,000  Old Kent Bank                                        4.83          04/28/99       50,000,000
 25,000,000  Old Kent Bank                                        4.83          04/28/99       25,000,000
 50,000,000  Old Kent Bank                                        4.90          10/06/99       50,000,000
 25,000,000  Old Kent Bank                                        5.04          08/13/99       25,000,000
 50,000,000  Old Kent Bank                                        5.06          06/14/99       50,000,000
 99,500,000  RaboBank Nederland                                   5.13          03/24/00       99,453,006
 65,500,000  RaboBank Nederland                                   5.71          05/05/99       65,494,593
 70,000,000  RaboBank Nederland                                   5.74          05/19/99       69,993,830
 49,000,000  U.S. Bank N.A.                                       4.88          05/06/99       49,000,000
 23,000,000  U.S. Bank N.A.                                       4.89          05/10/99       23,000,000
 35,000,000  Wachovia Bank                                        4.85          07/28/99       35,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSIT                                                 $2,079,073,590
             (Cost $2,079,073,590)

Money Market Fund                      PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 2.66%
$102,551,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90 %        04/01/99   $  102,551,000
 76,976,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88          04/01/99       76,976,000
 10,000,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.90          04/01/99       10,000,000
 84,293,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99       84,293,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  273,820,000
             (Cost $273,820,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $10,384,708,075)* (Note 1)                        100.86%               $10,384,708,075
              Other Assets and Liabilities, Net                        (0.86)                  (88,306,852)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $10,296,401,223
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999    National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 90.62%
             ALABAMA - 1.46%
$ 1,300,000  Stevenson AL IDA The Mead Corporation Series C       3.35 %        11/01/33   $   1,300,000

             ARIZONA - 3.38%
$ 2,000,000  Arizona School District Tax Antic Financing
               Project COP Series A                               4.10 %        07/30/99   $   2,003,377
  1,000,000  Arizona Tax Antic Notes COP Series B                 4.20          07/30/99       1,004,107
                                                                                           --------------
                                                                                           $   3,007,484

             CALIFORNIA - 3.38%
$ 2,000,000  California Higher Education Authority Series
               E-5                                                3.80 %        12/01/25   $   2,000,000
  1,000,000  California State PCFA Stanislaus Project AMT
               LOC - Swiss Bank                                   3.05          12/01/17       1,000,000
                                                                                           --------------
                                                                                           $   3,000,000

             COLORADO - 3.38%
$ 2,500,000  Colorado State HFFA Revenue North Colorado
               Medical Center                                     3.00 %        05/15/20   $   2,500,000
    500,000  Douglas County CO MFHR Autumn Chase Project          3.10          07/01/06         500,000
                                                                                           --------------
                                                                                           $   3,000,000

             FLORIDA - 9.98%
$ 1,875,000  Florida State COP Series 117                         3.09 %        07/01/27   $   1,875,000
  1,000,000  Indian River FL CP                                   2.90          05/03/99       1,000,000
  3,500,000  Palm Beach FL CP                                     2.85          06/01/99       3,500,000
  2,495,000  Tampa FL Sports Authority Revenue Series 98          3.05          01/01/27       2,495,000
                                                                                           --------------
                                                                                           $   8,870,000

National Tax-Free Money Market Fund    PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             GEORGIA - 5.30%
$ 2,000,000  Dougherty County GA School District                  3.90 %        03/01/00   $   2,014,298
    700,000  Georgia Municipal Gas Authority Revenue Gas
               Portfolio II Project Series A                      2.90          11/01/06         700,000
  2,000,000  Georgia Municipal Gas Authority Revenue Gas
               Portfolio II Project Series C                      2.90          01/01/08       2,000,000
                                                                                           --------------
                                                                                           $   4,714,298

             HAWAII - 2.53%
$ 2,250,000  Hawaii State GO                                      3.16 %        03/01/14   $   2,250,000

             ILLINOIS - 5.19%
$ 2,310,000  Illinois HFFA                                        2.80 %        05/19/99   $   2,310,000
  1,300,000  Illinois HFFA Loyola University Health System
               Series B                                           2.90          07/01/24       1,300,000
  1,000,000  Illinois State Toll Highway Authority Revenue
               Series B                                           3.05          01/01/17       1,000,000
                                                                                           --------------
                                                                                           $   4,610,000

             INDIANA - 6.48%
$ 1,000,000  Fort Wayne IN Hospital Authority Revenue
               Parkview Memorial Hospital Series B                3.00 %        01/01/16   $   1,000,000
  3,500,000  Indiana State Environmental Development
               Financing Authority Revenue                        3.00          08/05/99       3,500,000
    360,000  Indianapolis IN Resource Recovery Revenue            3.35          12/01/16         360,000
    900,000  Princeton IN PCR PSI Energy Incorporated             3.30          04/01/22         900,000
                                                                                           --------------
                                                                                           $   5,760,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999    National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             IOWA - 1.35%
$ 1,200,000  Iowa Financing Authority                             3.35 %        05/01/25   $   1,200,000

             LOUISIANA - 3.94%
$ 1,000,000  De Soto Parish LA PCR Central Louisiana
               Electric Company Series A                          2.95 %        07/01/18   $   1,000,000
  1,500,000  Plaquemines LA Port Harbor & Terminal District       3.60          03/15/06       1,500,000
  1,000,000  St. Charles Parish LA PCR Shell Oil Company
               Norco Project                                      3.30          09/01/23       1,000,000
                                                                                           --------------
                                                                                           $   3,500,000

             MAINE - 3.99%
$ 3,545,000  Regular Waste ME Solid Waste Recovery Revenue
               Series M                                           3.15 %        07/01/04   $   3,545,000

             MARYLAND - 5.40%
$ 2,000,000  Maryland State GO                                    3.07 %        08/01/12   $   2,000,000
  2,800,000  Maryland State GO CP                                 3.10          04/21/99       2,800,000
                                                                                           --------------
                                                                                           $   4,800,000

             MICHIGAN - 3.71%
$ 2,800,000  Michigan State GO CP                                 2.60 %        05/05/99   $   2,800,000
    500,000  Michigan State Strategic Fund Limited
               Obligation Revenue                                 3.30          09/01/30         500,000
                                                                                           --------------
                                                                                           $   3,300,000

             MISSOURI - 1.12%
$ 1,000,000  Missouri State Health & Educational Facilities
               Revenue St. Francis Medical Center LOC -
               Credit Local De France Series A                    3.15 %        06/01/26   $   1,000,000

National Tax-Free Money Market Fund    PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             NEW YORK - 5.42%
$ 1,200,000  New York City GO Series B-2                          3.30 %        08/15/03   $   1,200,000
  1,400,000  New York NY GO Subseries A-8                         3.30          08/01/18       1,400,000
  1,215,000  New York State Subseries A-8 LOC - Sanwa Bank
               Ltd                                                3.30          08/01/17       1,215,000
  1,000,000  Suffolk County NY Industrial Development
               Revenue Target Rock Corporation                    2.80          02/01/07       1,000,000
                                                                                           --------------
                                                                                           $   4,815,000

             NORTH CAROLINA - 3.26%
$ 1,800,000  Greensboro NC Enterprise System Revenue Series
               B                                                  3.10 %        06/01/24   $   1,800,000
    700,000  North Carolina Community Medical Care Revenue
               Baptist Hospitals Project Series B                 3.05          06/01/22         700,000
    300,000  North Carolina Medical Care Community Hospital
               Revenue Moses H. Cone Memorial Hospital
               Project                                            3.10          09/01/02         300,000
    100,000  Wake County NC PCR Carolina Power & Light
               Company Project                                    3.15          03/01/17         100,000
                                                                                           --------------
                                                                                           $   2,900,000

             OHIO - 1.12%
$ 1,000,000  Ohio Air Quality                                     2.90 %        05/03/99   $   1,000,000

             PENNSYLVANIA - 3.49%
$ 2,000,000  Allegheny County PA International Airport
               Revenue MBIA Insured                               5.00 %        01/01/00   $   2,025,723
  1,050,000  Northampton County PA Higher Education
               Authority Revenue MBIA Insured                     6.75          11/15/99       1,074,024
                                                                                           --------------
                                                                                           $   3,099,747

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999    National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             SOUTH CAROLINA - 2.14%
$ 1,500,000  South Carolina Educational Facility Authority
               for Private Non-profit Furman University
               Project Series B                                   3.00 %        10/01/26   $   1,500,000
    400,000  South Carolina Jobs Economic Development
               Authority Hospital Facility Tuomey Regional
               Medical Center Series B                            3.00          11/01/25         400,000
                                                                                           --------------
                                                                                           $   1,900,000

             TEXAS - 3.94%
$ 2,500,000  Brazos TX Higher Education Authority Series B-1      3.00 %        06/01/23   $   2,500,000
  1,000,000  Panhandle-Plains TX Higher Education Student
               Loan Revenue Series B                              3.00          06/01/23       1,000,000
                                                                                           --------------
                                                                                           $   3,500,000

             UTAH - 0.56%
$   500,000  Utah Student Loan Revenue Series A                   3.10 %        11/01/23   $     500,000

             VIRGINIA - 3.14%
$ 2,787,000  Hampton VA Redevelopment & MFHR Avalon Pointe
               Project FNMA Collateralized                        3.00 %        06/15/26   $   2,787,000

National Tax-Free Money Market Fund    PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             WASHINGTON - 6.51%
$   815,000  Washington State GO Series E                         5.75 %        07/01/99   $     819,147
  2,000,000  Washington State Healthcare Facility Authority
               Revenue Fred Hutchinson Cancer Center              3.35          01/01/29       2,000,000
  1,200,000  Washington State Healthcare Facility Authority
               Revenue Sisters Providence Series C                3.15          10/01/05       1,200,000
  1,680,000  Washington State Power Supply Revenue Nuclear
               Project No. 3 Series B                             7.25          07/01/15       1,764,627
                                                                                           --------------
                                                                                           $   5,783,774

             WISCONSIN - 0.45%
$   400,000  Oak Creek WI PCR Wisconsin Electric Power
               Company Project                                    3.00 %        08/01/16   $     400,000
                                                                                           --------------
             TOTAL MUNICIPAL SECURITIES                                                    $  80,542,303
             (Cost $80,542,303)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $80,542,303)*                                      90.62%               $  80,542,303
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                         9.38                    8,336,284
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  88,878,587
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                Prime Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 10.61%

$90,000,000  Abbey National Treasury Service                      4.80 %        07/15/99   $   89,983,574
 75,000,000  Bank of America Corporation                          4.83          04/27/99       74,998,451
 40,000,000  Commercial Bank                                      4.82          07/13/99       39,993,326
 30,000,000  First Union National Bank                            4.87          09/28/99       30,000,000
 75,000,000  Key Bank                                             4.83          10/04/99       74,985,081
 40,000,000  National Rural Utilities                             4.98          11/23/99       40,000,000
 25,000,000  Sigma Finance                                        5.13          08/23/99       25,000,000
 35,000,000  Sigma Finance                                        5.20          08/26/99       35,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  409,960,432
             (Cost $409,960,432)

             COMMERCIAL PAPER - 42.01%

$50,000,000  Abbey National Corporation of North America          4.83 %#       05/07/99   $   49,758,500
 75,000,000  Associates First Capital                             4.83 #        05/11/99       74,597,500
 25,000,000  Atlantis One Funding Corporation                     4.81 #        04/27/99       24,909,542
 27,274,000  Atlantis One Funding Corporation                     4.85 #        05/14/99       27,110,788
100,000,000  Atlantis One Funding Corporation                     5.05 #        04/23/99       99,691,389
 30,000,000  Bank of America Corporation                          4.85 #        08/20/99       29,430,125
 50,000,000  Bank of America Corporation                          4.85 #        11/10/99       48,497,847
 50,000,000  CC USA Incorporated                                  4.85 #        06/11/99       49,521,736
 25,000,000  Commercial Credit Company++                          4.87 #        05/07/99       24,879,500
 75,000,000  Corporate Asset Funding++                            4.83 #        04/21/99       74,798,750
 24,978,000  Enterprise Funding Corporation++                     4.85 #        06/07/99       24,752,539
 30,000,000  Ford Motor Credit Company                            4.83 #        06/15/99       29,698,125
 50,000,000  Ford Motor Credit Corporation                        4.83 #        04/16/99       49,899,375
 70,000,000  Ford Motor Credit Corporation                        4.85 #        06/28/99       69,170,111
 15,000,000  General Electric Capital Services Incorporated       4.67 #        04/20/99       14,963,029
 25,000,000  General Electric Capital Services Incorporated       4.78 #        07/14/99       24,654,778
  9,000,000  General Electric Capital Services Incorporated       4.82 #        07/08/99        8,881,910
 40,000,000  Goldman Sachs Group LP                               4.86 #        04/07/99       39,967,600
 50,000,000  Goldman Sachs Group LP                               4.97 #        04/01/99       50,000,000

Prime Money Market Fund                PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$26,432,000  Greenwich Funding Corporation++                      4.86 %#       06/07/99   $   26,192,923
 50,406,000  Greenwich Funding Corporation++                      4.87 #        05/07/99       50,160,523
 50,000,000  Morgan Stanley Dean Witter                           4.86 #        05/14/99       49,709,750
 80,000,000  Morgan Stanley Dean Witter                           4.87 #        04/08/99       79,924,244
 50,000,000  National City Credit Corporation                     4.82 #        05/04/99       49,779,083
 30,000,000  National City Credit Corporation                     4.84 #        04/07/99       29,975,800
 29,641,000  Park Avenue Receivables Corporation++                4.84 #        04/14/99       29,589,194
 75,000,000  Preferred Receivables Funding++                      4.86 #        05/21/99       74,493,750
 73,416,000  Riverwoods Funding Corporation                       4.86 #        05/14/99       72,989,820
 50,000,000  Salomon Smith Barney Holdings                        4.80 #        04/20/99       49,873,333
 31,000,000  Sheffield Receivables Corporation++                  4.87 #        04/19/99       30,924,515
 20,600,000  Sheffield Receivables Corporation++                  4.87 #        04/22/99       20,541,479
 40,000,000  Sigma Finance Corporation                            4.84 #        04/30/99       39,844,044
 50,000,000  Variable Funding Corporation++                       4.82 #        05/13/99       49,716,500
 50,000,000  WCP Funding Incorporated++                           4.83 #        05/03/99       49,785,333
 20,475,000  WCP Funding Incorporated++                           4.86 #        05/07/99       20,375,492
 45,602,000  Windmill Funding Corporation++                       4.85 #        04/14/99       45,522,133
  9,000,000  Windmill Funding Corporation++                       4.85 #        05/12/99        8,950,288
 29,300,000  Xerox Corporation                                    4.70 #        04/16/99       29,242,621
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,622,773,969
             (Cost $1,622,773,969)

             CORPORATE BONDS & NOTES - 14.63%

$15,000,000  Abbey National Treasury Service                      5.64 %        07/15/99   $   15,012,866
 25,000,000  Bank of America Corporation                          5.00          01/06/00       24,996,299
 10,000,000  FCC National Bank                                    5.67          06/01/99        9,998,000
100,000,000  First Union National Bank                            5.25          09/17/99      100,000,000
 50,000,000  Huntington National Bank                             4.97          10/26/99       49,991,592
 40,000,000  Huntington National Bank                             5.74          05/05/99       39,998,394
 50,000,000  IBM Credit Corporation                               5.27          04/07/00       49,964,318
 50,000,000  JP Morgan & Company Incorporated                     4.86          09/15/99       50,000,000
 50,000,000  Sigma Finance Incorporated                           5.04          02/02/00       50,000,000
 30,000,000  Sigma Finance Incorporated                           5.23          03/29/00       30,000,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                Prime Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES (CONTINUED)
$50,000,000  CC USA Incorporated                                  5.78 %        06/11/99   $   49,998,065
 25,000,000  Centari Corporation                                  5.75          04/23/99       25,000,000
 30,000,000  First National Bank                                  5.73          05/19/99       29,996,970
 40,000,000  IBM Credit Corporation                               4.67          10/29/99       39,990,173
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $  564,946,677
             (Cost $564,946,677)

             CERTIFICATES OF DEPOSIT - 21.29%

$50,000,000  Abn-Amro Bank NV                                     5.30 %        03/09/00   $   49,981,928
 29,000,000  Barclays Bank PLC                                    5.79          05/04/99       29,001,127
 34,250,000  Bayerische Hypoverins Bank                           5.27          03/03/00       34,225,674
 50,000,000  Beta Finance                                         5.15          02/18/00       49,989,627
 20,000,000  Centari Corporation                                  5.78          04/19/99       20,000,000
 30,000,000  Chase Manhattan Bank                                 4.87          04/21/99       30,000,000
 30,000,000  Chase Manhattan Bank                                 5.06          05/12/99       30,000,000
 65,000,000  Chase Manhattan Bank                                 5.10          04/20/99       65,000,000
 30,000,000  CIBC                                                 5.04          06/29/99       30,000,000
100,000,000  CIBC                                                 5.07          04/13/99      100,000,000
 90,000,000  Deutsche Bank                                        4.88          05/04/99       90,000,000
 30,000,000  FCC National Bank                                    4.82          04/22/99       30,000,000
 60,000,000  National Westminster Bank                            5.13          03/17/00       59,986,153
 50,000,000  National Westminster Bank                            5.14          04/14/00       49,975,044
  9,100,000  Northern Trust Company                               4.78          04/05/99        9,100,000
 50,000,000  Old Kent Bank                                        5.00          08/18/99       50,000,000
 25,000,000  Swiss Bank                                           5.75          05/07/99       24,998,819
 50,000,000  U.S. Bank N.A.                                       4.86          04/28/99       50,000,000
 20,000,000  U.S. Bank N.A.                                       4.89          05/10/99       20,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSIT                                                 $  822,258,372
             (Cost $822,258,372)

Prime Money Market Fund                PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 12.41%

$219,989,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90 %        04/01/99   $  219,989,000
 40,798,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88          04/01/99       40,798,000
218,754,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99      218,754,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  479,541,000
             (Cost $479,541,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $3,899,480,450)* (Note 1)                         100.95%               $3,899,480,450
              Other Assets and Liabilities, Net                        (0.95)                  (36,567,316)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $3,862,913,134
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999        Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 57.61%
             U.S. TREASURY BILLS - 29.84%
$50,000,000  U.S. Treasury Bills                                  4.39 %#       05/27/99   $   49,655,055
 75,000,000  U.S. Treasury Bills                                  4.40 #        06/10/99       74,354,688
250,000,000  U.S. Treasury Bills                                  4.54 #        04/22/99      249,307,583
275,000,000  U.S. Treasury Bills                                  4.58 #        04/19/99      274,337,563
                                                                                           --------------
                                                                                           $  647,654,889

             U.S. TREASURY NOTES - 27.77%
$20,000,000  U.S. Treasury Notes                                  5.38 %        01/31/00   $   20,074,989
 50,000,000  U.S. Treasury Notes                                  5.50          02/29/00       50,292,250
 50,000,000  U.S. Treasury Notes                                  5.63          11/30/99       50,328,335
 30,000,000  U.S. Treasury Notes                                  5.88          08/31/99       30,085,890
 60,000,000  U.S. Treasury Notes                                  6.00          06/30/99       60,237,737
 69,300,000  U.S. Treasury Notes                                  6.38          04/30/99       69,343,387
 60,000,000  U.S. Treasury Notes                                  6.38          07/15/99       60,161,614
 84,635,000  U.S. Treasury Notes                                  6.50          04/30/99       84,698,665
 50,000,000  U.S. Treasury Notes                                  6.75          06/30/99       50,252,783
 25,000,000  U.S. Treasury Notes                                  7.00          04/15/99       25,014,003
 50,000,000  U.S. Treasury Notes                                  7.13          02/29/00       50,986,190
 50,000,000  U.S. Treasury Notes                                  7.75          01/31/00       51,194,716
                                                                                           --------------
                                                                                           $  602,670,559
             TOTAL U.S. TREASURY SECURITIES                                                $1,250,325,448
             (Cost $1,250,325,448)

Treasury Plus Money Market Fund        PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 42.32%

$138,620,00  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99   $  138,620,000
208,190,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.90          04/01/99      208,190,000
290,697,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88          04/01/99      290,697,000
280,947,573  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99      280,947,573
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  918,454,573
             (Cost $918,454,573)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,168,780,021)*                                   99.93%               $2,168,780,021
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                         0.07                     1,554,944
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,170,334,965
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Money Market Funds          STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1999
------------------------------------------------------------------------

                                                                 GOVERNMENT
                                                 CALIFORNIA           MONEY
                                             TAX-FREE MONEY          MARKET
                                                MARKET FUND            FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $13,675,000 for the Government
    Money Market Fund, $273,820,000 for
    the Money Market Fund, $479,541,000
    for the Prime Money Market Fund and
    $918,454,573 for the Treasury Plus
    Money Market Fund)                       $2,194,316,982     $58,850,631
  Cash                                              309,896          12,283
RECEIVABLES
  Interest                                       23,749,281         291,899
Investment securities sold                       34,179,000               0
Organization expenses, net of
  amortization                                            0               0
Prepaid expenses                                     13,017           2,679
TOTAL ASSETS                                  2,252,568,176      59,157,492

LIABILITIES
Payables:
  Investment securities purchased                         0               0
  Distribution to shareholders                    4,182,716         213,550
  Due to distributor (Note 2)                     1,018,566          20,630
  Due to adviser (Note 2)                         1,145,214          30,937
  Other                                              98,803          55,782
TOTAL LIABILITIES                                 6,445,299         320,899
TOTAL NET ASSETS                             $2,246,122,877     $58,836,593
NET ASSETS CONSIST OF:
  Paid-in capital                            $2,246,414,230     $58,836,593
  Undistributed net realized gain (loss)
    on investments                                 (291,353)              0
TOTAL NET ASSETS                             $2,246,122,877     $58,836,593

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $2,246,122,877     $58,836,593
Shares outstanding - Class A(1)               2,246,419,037      58,837,807
Net asset value and offering price per
  share - Class A(1)                         $         1.00     $      1.00
Net assets - Administrative Class                       N/A             N/A
Shares outstanding - Administrative
  Class                                                 N/A             N/A
Net asset value and offering price per
  share -
  Administrative Class                                  N/A             N/A
Net assets - Class E                                    N/A             N/A
Shares outstanding - Class E                            N/A             N/A
Net asset value and offering price per
  share - Class E                                       N/A             N/A
Net assets - Institutional Class                        N/A             N/A
Shares outstanding - Institutional Class                N/A             N/A
Net asset value and offering price per
  share -
  Institutional Class                                   N/A             N/A
Net assets - Class S/Service Class                      N/A             N/A
Shares outstanding - Class S/Service
  Class                                                 N/A             N/A
Net asset value and offering price per
  share -
  Class S/Service Class                                 N/A             N/A
---------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1999          Money Market Funds
------------------------------------------------------------------------

                                                                    NATIONAL
                                                       MONEY        TAX-FREE              PRIME      TREASURY PLUS
                                                      MARKET           MONEY       MONEY MARKET       MONEY MARKET
                                                        FUND     MARKET FUND               FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $13,675,000 for the Government
    Money Market Fund, $273,820,000 for
    the Money Market Fund, $479,541,000
    for the Prime Money Market Fund and
    $918,454,573 for the Treasury Plus
    Money Market Fund)                       $10,384,708,075     $80,542,303     $3,899,480,450     $2,168,780,021
  Cash                                                54,685         566,915             69,313             12,037
RECEIVABLES
  Interest                                        74,808,168         436,185         30,030,609         10,119,139
Investment securities sold                                 0       8,950,000                  0                  0
Organization expenses, net of
  amortization                                         5,253          14,179             20,485             37,822
Prepaid expenses                                     158,492          15,575             13,585             11,420
TOTAL ASSETS                                  10,459,734,673      90,525,157      3,929,614,442      2,178,960,439

LIABILITIES
Payables:
  Investment securities purchased                119,947,457       1,300,000         49,975,044                  0
  Distribution to shareholders                    36,228,067         186,740         14,820,663          7,316,571
  Due to distributor (Note 2)                      1,367,279           3,061            307,109            225,453
  Due to adviser (Note 2)                          5,660,873          49,764          1,180,252            753,702
  Other                                              129,774         107,005            418,240            329,748
TOTAL LIABILITIES                                163,333,450       1,646,570         66,701,308          8,625,474
TOTAL NET ASSETS                             $10,296,401,223     $88,878,587     $3,862,913,134     $2,170,334,965
NET ASSETS CONSIST OF:
  Paid-in capital                            $10,296,746,950     $88,889,603     $3,862,876,341     $2,170,334,963
  Undistributed net realized gain (loss)
    on investments                                  (345,727)        (11,016)            36,793                  2
TOTAL NET ASSETS                             $10,296,401,223     $88,878,587     $3,862,913,134     $2,170,334,965

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A(1)                      $ 9,137,811,733     $64,949,916     $  577,213,058     $  543,902,576
Shares outstanding - Class A(1)                9,137,415,984      64,954,149        577,312,890        543,944,617
Net asset value and offering price per
  share - Class A(1)                         $          1.00     $      1.00     $         1.00     $         1.00
Net assets - Administrative Class                        N/A             N/A     $  467,150,923     $  100,108,945
Shares outstanding - Administrative
  Class                                                  N/A             N/A        467,089,055        100,094,495
Net asset value and offering price per
  share -
  Administrative Class                                   N/A             N/A     $         1.00     $         1.00
Net assets - Class E                                     N/A             N/A                N/A     $  584,451,000
Shares outstanding - Class E                             N/A             N/A                N/A        584,444,940
Net asset value and offering price per
  share - Class E                                        N/A             N/A                N/A     $         1.00
Net assets - Institutional Class                         N/A     $23,928,671     $1,704,093,157     $  493,986,652
Shares outstanding - Institutional Class                 N/A      23,935,454      1,704,157,744        494,123,741
Net asset value and offering price per
  share -
  Institutional Class                                    N/A     $      1.00     $         1.00     $         1.00
Net assets - Class S/Service Class           $ 1,158,589,490             N/A     $1,114,455,996     $  447,885,792
Shares outstanding - Class S/Service
  Class                                        1,158,539,945             N/A      1,114,564,632        447,903,025
Net asset value and offering price per
  share -
  Class S/Service Class                      $          1.00             N/A     $         1.00     $         1.00
------------------------------------------------------------------------------------------------------------------

(1)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

                                          STATEMENT OF OPERATIONS - FOR THE YEAR
Money Market Funds                                          ENDED MARCH 31, 1999
------------------------------------------------------------------------

                                              CALIFORNIA
                                                TAX-FREE     GOVERNMENT
                                                   MONEY          MONEY
                                                  MARKET         MARKET
                                                    FUND           FUND

INVESTMENT INCOME
  Interest                                   $66,511,766     $3,500,444
TOTAL INVESTMENT INCOME                       66,511,766      3,500,444
EXPENSES (NOTE 2)
  Advisory fees                               10,663,081        164,043
  Administration fees                          1,493,733         45,932
  Custody fees                                   377,762         10,958
  Shareholder servicing fees                   6,401,712        164,043
  Portfolio accounting fees                      488,278         66,026
  Transfer agency fees                         2,133,904         65,617
  Distribution fees                                    0          2,624
  Organization costs                                   0              0
  Legal and audit fees                           160,442         32,422
  Registration fees                               56,002         48,363
  Directors' fees                                  2,746          2,531
  Shareholder reports                            121,004         36,059
  Other                                           52,804          5,608
  Total Expenses                              21,951,468        644,226
  Less:
    Waived fees and reimbursed expenses       (8,080,829)      (152,401)
NET EXPENSES                                  13,870,639        491,825
NET INVESTMENT INCOME                         52,641,127      3,008,619
    Net realized gain (loss) on sale of
      investments                               (121,194)         5,410
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $52,519,933     $3,014,029
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE YEAR
ENDED MARCH 31, 1999                                          Money Market Funds
------------------------------------------------------------------------

                                                                NATIONAL
                                                                TAX-FREE                          TREASURY
                                                    MONEY          MONEY            PRIME             PLUS
                                                   MARKET         MARKET     MONEY MARKET     MONEY MARKET
                                                     FUND           FUND             FUND             FUND

INVESTMENT INCOME
    Interest                                 $476,740,059     $3,367,704     $165,658,866     $113,540,868
TOTAL INVESTMENT INCOME                       476,740,059      3,367,704      165,658,866      113,540,868
EXPENSES (NOTE 2)
    Advisory fees                              35,120,430        308,938        7,637,553        5,484,252
    Administration fees                         6,146,075         72,162        2,138,516        1,535,588
    Custody fees                                1,471,777         17,216          510,193          366,353
    Shareholder servicing fees                 25,795,807        158,092        4,180,782        4,437,186
    Portfolio accounting fees                   1,817,516         80,957          672,501          500,237
    Transfer agency fees                        8,678,711         71,207        1,737,787        1,692,060
    Distribution fees                           8,216,099          2,407           19,201           12,962
    Organization costs                              4,503          8,800           13,660           25,216
    Legal and audit fees                          415,617         22,314          216,330          206,661
    Registration fees                             902,701         36,072          390,714          256,359
    Directors' fees                                 2,746          2,531            2,746            2,746
    Shareholder reports                           538,487         61,591           56,565          130,621
    Other                                         226,727          7,571          107,842          109,350
    Total Expenses                             89,337,196        849,858       17,684,390       14,759,591
    Less:
      Waived fees and reimbursed
        expenses                              (16,069,450)      (288,766)      (4,583,494)      (3,680,209)
NET EXPENSES                                   73,267,746        561,092       13,100,896       11,079,382
NET INVESTMENT INCOME                         403,472,313      2,806,612      152,557,970      102,461,486
      Net realized gain (loss) on sale
        of investments                            166,441           (327)          94,589           94,206
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $403,638,754     $2,806,285     $152,652,559     $102,555,692
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                CALIFORNIA TAX-FREE MONEY MARKET
                                                                            FUND
                                             -----------------------------------
                                                                         FOR THE
                                                     FOR THE          YEAR ENDED
                                                  YEAR ENDED           MARCH 31,
                                              MARCH 31, 1999            1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                        $    52,641,127     $    46,259,216
Net realized gain (loss) on sale of
  investments                                       (121,194)            (95,156)
NET INCREASE IN NET ASSETS   RESULTING
  FROM OPERATIONS                                 52,519,933          46,164,060
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (52,641,127)        (46,259,216)
    ADMINISTRATIVE CLASS                                 N/A                 N/A
    CLASS E                                              N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A
    CLASS S/SERVICE CLASS                                N/A                 N/A
  From net realized gain on sale of
    investments
    CLASS A                                                0                   0
    ADMINISTRATIVE CLASS                                 N/A                 N/A
    CLASS E                                              N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A
    CLASS S/SERVICE CLASS                                N/A                 N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(3)       3,191,791,394       2,490,901,512
  Reinvestment of dividends - Class A(3)          45,918,774          43,220,033
  Cost of shares redeemed - Class A(3)        (3,110,347,456)     (1,799,455,338)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(3)                      127,362,712         734,666,207
  Proceeds from shares sold -
    Administrative Class                                 N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                                 N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                    N/A                 N/A
  Proceeds from shares sold - Class E                    N/A                 N/A
  Reinvestment of dividends - Class E                    N/A                 N/A
  Cost of shares redeemed - Class E                      N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                  N/A                 N/A
  Reinvestment of dividends -
    Institutional Class                                  N/A                 N/A
  Cost of shares redeemed -
    Institutional Class                                  N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                     N/A                 N/A
  Proceeds from shares sold - Class
    S/Service Class                                      N/A                 N/A
  Reinvestment of dividends - Class
    S/Service Class                                      N/A                 N/A
  Cost of shares redeemed - Class
    S/Service Class                                      N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                   N/A                 N/A
INCREASE (DECREASE) IN NET ASSETS                127,241,518         734,571,051

NET ASSETS:
  Beginning net assets                         2,118,881,359       1,384,310,308
  ENDING NET ASSETS                          $ 2,246,122,877     $ 2,118,881,359
--------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $364,044,910 AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS CALIFORNIA TAX-FREE MONEY MARKET FUND.
(2)  THE INSTITUTIONAL CLASS CEASED OPERATIONS ON SEPTEMBER 29, 1997.
(3)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                GOVERNMENT MONEY MARKET FUND
                                             -------------------------------                        MONEY MARKET FUND
                                                   FOR THE           FOR THE     ------------------------------------
                                                YEAR ENDED        YEAR ENDED              FOR THE             FOR THE
                                                 MARCH 31,         MARCH 31,           YEAR ENDED          YEAR ENDED
                                                      1999              1998       MARCH 31, 1999      MARCH 31, 1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   3,008,619     $   3,271,740     $    403,472,313     $   304,465,191
 Net realized gain (loss) on sale of
  investments                                        5,410               892              166,441             495,081
NET INCREASE IN NET ASSETS   RESULTING
  FROM OPERATIONS                                3,014,029         3,272,632          403,638,754         304,960,272
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (3,008,619)       (3,271,740)        (359,769,107)       (267,569,450)
    ADMINISTRATIVE CLASS                               N/A               N/A                  N/A                 N/A
    CLASS E                                            N/A               N/A                  N/A                 N/A
    INSTITUTIONAL CLASS                                N/A               N/A                  N/A            (188,647)(2)
    CLASS S/SERVICE CLASS                              N/A               N/A          (43,703,206)        (36,707,094)
  From net realized gain on sale of
    investments
    CLASS A                                         (5,410)             (167)                   0                   0
    ADMINISTRATIVE CLASS                               N/A               N/A                  N/A                 N/A
    CLASS E                                            N/A               N/A                  N/A                 N/A
    INSTITUTIONAL CLASS                                N/A               N/A                  N/A                   0(2)
    CLASS S/SERVICE CLASS                              N/A               N/A                    0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(5)       211,809,887       199,262,173        5,518,795,093       4,063,160,668
  Reinvestment of dividends - Class A(5)         1,726,275         1,543,518          351,157,967         255,837,441
  Cost of shares redeemed - Class A(5)        (231,567,166)     (184,162,738)      (3,443,871,290)     (2,247,997,951)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(5)                    (18,031,004)       16,642,953        2,426,081,770       2,071,000,158
  Proceeds from shares sold -
    Administrative Class                               N/A               N/A                  N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                               N/A               N/A                  N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                               N/A               N/A                  N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                  N/A               N/A                  N/A                 N/A
  Proceeds from shares sold - Class E                  N/A               N/A                  N/A                 N/A
  Reinvestment of dividends - Class E                  N/A               N/A                  N/A                 N/A
  Cost of shares redeemed - Class E                    N/A               N/A                  N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                               N/A               N/A                  N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                N/A               N/A                  N/A           2,301,111(2)
  Reinvestment of dividends -
    Institutional Class                                N/A               N/A                  N/A             215,236(2)
  Cost of shares redeemed -
    Institutional Class                                N/A               N/A                  N/A         (11,839,183)(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS                   N/A               N/A                  N/A          (9,322,836)(2)
  Proceeds from shares sold - Class
    S/Service Class                                    N/A               N/A        2,191,020,851       1,708,294,353
  Reinvestment of dividends - Class
    S/Service Class                                    N/A               N/A           43,441,848          35,725,155
  Cost of shares redeemed - Class
    S/Service Class                                    N/A               N/A       (2,027,066,523)     (1,500,695,653)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                 N/A               N/A          207,396,176         243,323,855
INCREASE (DECREASE) IN NET ASSETS              (18,031,004)       16,643,678        2,633,644,387       2,305,496,258

NET ASSETS:
  Beginning net assets                          76,867,597        60,223,919        7,662,756,836       5,357,260,578
  ENDING NET ASSETS                          $  58,836,593     $  76,867,597     $ 10,296,401,223     $ 7,662,756,836
---------------------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $364,044,910 AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS CALIFORNIA TAX-FREE MONEY MARKET FUND.
(2)  THE INSTITUTIONAL CLASS CEASED OPERATIONS ON SEPTEMBER 29, 1997.
(3)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                              NATIONAL TAX-FREE MONEY MARKET
                                                                        FUND
                                             -------------------------------
                                                   FOR THE           FOR THE
                                                YEAR ENDED        YEAR ENDED
                                                 MARCH 31,         MARCH 31,
                                                      1999          1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   2,806,612     $   2,217,909
 Net realized gain (loss) on sale of
  investments                                         (327)          (10,252)
NET INCREASE IN NET ASSETS   RESULTING
  FROM OPERATIONS                                2,806,285         2,207,657
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (1,624,736)       (1,076,631)
    ADMINISTRATIVE CLASS                               N/A               N/A
    CLASS E                                            N/A               N/A
    INSTITUTIONAL CLASS                         (1,181,876)       (1,141,278)(4)
    CLASS S/SERVICE CLASS                              N/A               N/A
  From net realized gain on sale of
    investments
    CLASS A                                              0                 0
    ADMINISTRATIVE CLASS                               N/A               N/A
    CLASS E                                            N/A               N/A
    INSTITUTIONAL CLASS                                  0                 0(4)
    CLASS S/SERVICE CLASS                              N/A               N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(5)       234,230,273       243,931,011
  Reinvestment of dividends - Class A(5)         1,622,320           999,129
  Cost of shares redeemed - Class A(5)        (230,195,239)     (220,887,156)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(5)                      5,657,354        24,042,984
  Proceeds from shares sold -
    Administrative Class                               N/A               N/A
  Reinvestment of dividends -
    Administrative Class                               N/A               N/A
  Cost of shares redeemed -
    Administrative Class                               N/A               N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                  N/A               N/A
  Proceeds from shares sold - Class E                  N/A               N/A
  Reinvestment of dividends - Class E                  N/A               N/A
  Cost of shares redeemed - Class E                    N/A               N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                               N/A               N/A
  Proceeds from shares sold -
    Institutional Class                        506,716,299       436,296,534(4)
  Reinvestment of dividends -
    Institutional Class                            214,647           226,125(4)
  Cost of shares redeemed -
    Institutional Class                       (537,304,518)     (382,213,633)(4)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS           (30,373,572)       54,309,026(4)
  Proceeds from shares sold - Class
    S/Service Class                                    N/A               N/A
  Reinvestment of dividends - Class
    S/Service Class                                    N/A               N/A
  Cost of shares redeemed - Class
    S/Service Class                                    N/A               N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS                 N/A               N/A
INCREASE (DECREASE) IN NET ASSETS              (24,716,545)       78,341,758

NET ASSETS:
  Beginning net assets                         113,595,132        35,253,374
  ENDING NET ASSETS                          $  88,878,587     $ 113,595,132
----------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES" SOLD INCLUDES $65,805,143 FOR THE INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.
(2) "PROCEEDS FROM SHARES" SOLD INCLUDES $524,869,336 FOR THE CLASS A SHARES AND $878,272,234 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND.
(3) "PROCEEDS FROM SHARES" SOLD INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                         PRIME MONEY MARKET FUND         TREASURY PLUS MONEY MARKET FUND
                                             -----------------------------------     -----------------------------------
                                                                         FOR THE                                 FOR THE
                                                     FOR THE          YEAR ENDED             FOR THE          YEAR ENDED
                                                  YEAR ENDED           MARCH 31,          YEAR ENDED           MARCH 31,
                                              MARCH 31, 1999            1998 (2)      MARCH 31, 1999            1998 (3)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   152,557,970     $    89,057,989     $   102,461,486     $    92,254,980
 Net realized gain (loss) on sale of
  investments                                         94,589             205,613              94,206             104,070
NET INCREASE IN NET ASSETS   RESULTING
  FROM OPERATIONS                                152,652,559          89,263,602         102,555,692          92,359,050
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (27,896,647)        (17,766,272)        (21,822,781)         (7,909,738)
    ADMINISTRATIVE CLASS                         (28,624,366)        (11,412,448)(4)      (6,110,905)         (2,844,289)(4)
    CLASS E                                              N/A                 N/A         (28,595,708)        (35,555,799)
    INSTITUTIONAL CLASS                          (55,769,695)        (30,624,015)        (24,663,853)        (25,427,944)
    CLASS S/SERVICE CLASS                        (40,267,262)        (29,255,254)        (21,268,239)        (20,517,210)
  From net realized gain on sale of
    investments
    CLASS A                                          (20,169)                  0             (28,818)             (1,806)
    ADMINISTRATIVE CLASS                             (21,999)                  0(4)           (6,270)                  0(4)
    CLASS E                                              N/A                 N/A             (34,041)            (30,443)
    INSTITUTIONAL CLASS                              (44,180)                  0             (29,922)            (24,671)
    CLASS S/SERVICE CLASS                            (36,688)                  0             (27,945)            (15,375)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A(5)       3,566,811,184       2,095,338,042       1,880,148,228       1,005,876,144
  Reinvestment of dividends - Class A(5)           7,603,683           3,165,358           4,574,374           1,522,843
  Cost of shares redeemed - Class A(5)        (3,589,517,754)     (1,783,218,311)     (1,722,403,471)       (692,285,990)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A(5)                      (15,102,887)        315,285,089         162,319,131         315,112,997
  Proceeds from shares sold -
    Administrative Class                       1,792,211,104       1,388,222,454(4)      211,237,826         267,085,382(4)
  Reinvestment of dividends -
    Administrative Class                          27,149,796           9,420,477(4)        6,183,801           2,351,192(4)
  Cost of shares redeemed -
    Administrative Class                      (1,953,181,855)       (796,735,143)(4)    (294,254,788)        (92,509,640)(4)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS           (133,820,955)        600,907,788(4)      (76,833,161)        176,926,934(4)
  Proceeds from shares sold - Class E                    N/A                 N/A       1,690,444,889       1,732,685,997
  Reinvestment of dividends - Class E                    N/A                 N/A                   0                   0
  Cost of shares redeemed - Class E                      N/A                 N/A      (1,821,543,593)     (1,837,801,845)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                 N/A                 N/A        (131,098,704)       (105,115,848)
  Proceeds from shares sold -
    Institutional Class                       10,313,551,923       2,512,557,623       5,020,036,817       1,810,109,209
  Reinvestment of dividends -
    Institutional Class                           19,732,250           8,027,719           5,523,692           3,525,822
  Cost of shares redeemed -
    Institutional Class                       (9,431,689,997)     (2,256,346,296)     (5,033,058,755)     (1,761,790,304)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS             901,594,176         264,239,046          (7,498,246)         51,844,727
  Proceeds from shares sold - Class
    S/Service Class                            2,945,429,480       2,169,506,716       3,847,684,188       2,944,938,309
  Reinvestment of dividends - Class
    S/Service Class                               20,604,434           1,912,601           5,368,260           1,738,759
  Cost of shares redeemed - Class
    S/Service Class                           (2,505,257,696)     (2,143,905,641)     (3,772,268,891)     (3,062,973,983)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS S/SERVICE CLASS           460,776,218          27,513,676          80,783,557        (116,296,915)
INCREASE (DECREASE) IN NET ASSETS              1,213,418,105       1,208,151,212          27,639,787         322,503,670

NET ASSETS:
  Beginning net assets                         2,649,495,029       1,441,343,817       2,142,695,178       1,820,191,508
  ENDING NET ASSETS                          $ 3,862,913,134     $ 2,649,495,029     $ 2,170,334,965     $ 2,142,695,178
------------------------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES" SOLD INCLUDES $65,805,143 FOR THE INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.
(2) "PROCEEDS FROM SHARES" SOLD INCLUDES $524,869,336 FOR THE CLASS A SHARES AND $878,272,234 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND.
(3) "PROCEEDS FROM SHARES" SOLD INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5)  INCLUDES FUNDS WITH A SINGLE CLASS.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               CALIFORNIA TAX-FREE MONEY MARKET
                                                                                           FUND
                                                                                        CLASS A
                                                             ----------------------------------
                                                                                     SIX MONTHS
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
                                                                   1999        1998    1997 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.02        0.03        0.01
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.02        0.03        0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.02)      (0.03)      (0.01)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.02)      (0.03)      (0.01)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     2.49%       2.91%       1.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $2,246,123  $2,118,881  $1,384,310
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.65%       0.65%       0.65%
  Ratio of net investment income to average net assets            2.46%       2.85%       2.72%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.03%       1.05%       1.03%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    2.08%       2.45%       2.34%
-----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                CALIFORNIA TAX-FREE MONEY MARKET
                                                    FUND (CONT.)    GOVERNMENT MONEY MARKET FUND (1)
                                                 CLASS A (CONT.)
                              ----------------------------------                             CLASS A
                                    NINE                          ----------------------------------
                                  MONTHS                                                  SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               SEPT. 30,    DEC. 31,    DEC. 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                1996 (3)        1995        1994        1999        1998    1997 (2)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.03        0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.03        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.03)      (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.03)      (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.04%       3.23%       2.28%       4.68%       4.93%       2.32%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $1,161,431  $1,031,004    $869,745     $58,837     $76,868     $60,224
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.65%       0.62%       0.75%       0.75%       0.75%
  Ratio of net investment
    income to average net
    assets                         2.69%       3.18%       2.26%       4.59%       4.83%       4.62%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.02%       1.01%       1.08%       0.94%       1.00%       1.00%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.32%       2.82%       1.80%       4.40%       4.58%       4.37%
----------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               GOVERNMENT MONEY MARKET FUND (1)
                                                                                        (CONT.)
                                                                                CLASS A (CONT.)
                                                             ----------------------------------
                                                             YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                              SEPT. 30,   SEPT. 30,   SEPT. 30,
                                                                   1996        1995        1994
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.03
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)      (0.03)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)      (0.03)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     4.75%       5.22%       3.16%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $65,036    $109,368    $194,276
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.77%       0.79%       0.77%
  Ratio of net investment income to average net assets            4.74%       5.08%       3.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.80%       0.81%       0.79%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    4.71%       5.06%       3.05%
-----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                   MONEY MARKET FUND
                                                                                             CLASS A
                              ----------------------------------------------------------------------
                                                                        NINE
                                                      SIX MONTHS      MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,
                                    1999        1998    1997 (2)    1996 (3)        1995        1994
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.02        0.03        0.05        0.04
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02        0.03        0.05        0.04
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)      (0.03)      (0.05)      (0.04)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)      (0.03)      (0.05)      (0.04)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      4.79%       5.07%       2.36%       3.55%       5.34%       3.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $9,137,812  $6,711,584  $4,640,148  $3,799,908  $2,892,621  $2,343,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.75%       0.75%       0.75%       0.75%       0.75%       0.69%
  Ratio of net investment
    income to average net
    assets                         4.67%       4.95%       4.71%       4.66%       5.13%       4.12%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.93%       0.93%       0.90%       0.88%       0.83%       0.89%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.49%       4.77%       4.56%       4.53%       5.05%       3.92%
----------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              MONEY MARKET FUND
                                                                                        CLASS S
                                                             ----------------------------------
                                                                                     SIX MONTHS
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
                                                                   1999        1998    1997 (1)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.04        0.04        0.02
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.04        0.04        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.04)      (0.04)      (0.02)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.04)      (0.04)      (0.02)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     4.10%       4.37%       2.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $1,158,589    $951,172    $707,781
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         1.42%       1.42%       1.43%
  Ratio of net investment income to average net assets            4.01%       4.28%       4.02%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    1.62%       1.62%       1.56%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    3.81%       4.08%       3.89%
-----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(5) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   MONEY MARKET FUND
                                             (CONT.)             NATIONAL TAX-FREE MONEY MARKET FUND
                                     CLASS S (CONT.)
                              ----------------------                                         CLASS A
                                    NINE              ----------------------------------------------
                                  MONTHS      PERIOD                          SIX MONTHS      PERIOD
                                   ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED
                               SEPT. 30,    DEC. 31,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1996 (2)    1995 (3)        1999        1998    1997 (1)    1996 (4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.03        0.03        0.03        0.03        0.01        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.03        0.03        0.03        0.01        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.03)      (0.03)      (0.03)      (0.01)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.03)      (0.03)      (0.03)      (0.01)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      3.03%       2.73%       2.60%       2.93%       1.36%       1.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $699,231    $618,899     $64,950     $59,293     $35,253      $4,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.42%       1.43%       0.70%     0.70%(5)    0.64%(5)    0.62%(5)
  Ratio of net investment
    income to average net
    assets                         3.98%       4.40%       2.56%     2.87%(5)    2.68%(5)    2.71%(5)
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.55%       1.53%       0.97%     1.13%(5)    1.58%(5)    3.56%(5)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.85%       4.30%       2.29%     2.44%(5)    1.74%(5)      (0.23)%(5)
----------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(5) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              NATIONAL TAX-FREE
                                                                              MONEY MARKET FUND
                                                                                        (CONT.)
                                                                            INSTITUTIONAL CLASS
                                                                         ----------------------
                                                                                         PERIOD
                                                                         YEAR ENDED       ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999    1998 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.03        0.01
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.03        0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.03)      (0.01)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.03)      (0.01)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 3.01%       0.91%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                          $23,929     $54,302
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.30%       0.30%
  Ratio of net investment income to average net assets                        3.02%       3.05%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.62%       0.52%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         2.70%       2.83%
-----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         PRIME MONEY MARKET FUND (1)
                                                                     CLASS A    ADMINISTRATIVE CLASS
                              ----------------------------------------------  ----------------------
                                                      SIX MONTHS                              PERIOD
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,
                                    1999        1998    1997 (3)    1996 (4)        1999    1998 (2)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      4.83%       5.24%       2.49%       5.09%       5.12%       1.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $577,213    $592,317    $277,044    $264,900    $467,151    $600,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.72%       0.61%       0.55%       0.55%       0.43%       0.40%
  Ratio of net investment
    income to average net
    assets                         4.71%       5.11%       4.95%       5.06%       5.02%       5.34%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.78%       0.83%       0.75%       0.68%       0.59%       0.55%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.65%       4.89%       4.75%       4.93%       4.86%       5.19%
----------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    PRIME MONEY MARKET FUND (1)
                                                                                        (CONT.)
                                                                            INSTITUTIONAL CLASS
                                                             ----------------------------------
                                                                                     SIX MONTHS
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
                                                                   1999        1998    1997 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.03
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)      (0.03)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)      (0.03)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     5.31%       5.58%       2.64%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $1,704,093    $802,511    $538,195
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.25%       0.25%       0.25%
  Ratio of net investment income to average net assets            5.12%       5.46%       5.25%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.39%       0.41%       0.38%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    4.98%       5.30%       5.12%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 INSTITUTIONAL CLASS             PRIME MONEY MARKET FUND (1) (CONT.)
                                             (CONT.)                                   SERVICE CLASS
                              ----------------------  ----------------------------------------------
                                              PERIOD                          SIX MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1996    1995 (3)        1999        1998    1997 (2)        1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.01        0.05        0.05        0.03        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.01        0.05        0.05        0.03        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.01)      (0.05)      (0.05)      (0.03)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.01)      (0.05)      (0.05)      (0.03)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.39%     5.65%**       5.10%       5.37%       2.54%       5.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $423,959     $30,606  $1,114,456    $653,693    $626,105    $740,760
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.26%       0.45%       0.45%       0.45%       0.45%
  Ratio of net investment
    income to average net
    assets                         5.33%       5.67%       4.93%       5.24%       5.04%       5.14%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.60%       0.69%       0.68%       0.65%       0.60%       0.62%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.98%       5.24%       4.70%       5.04%       4.89%       4.97%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             PRIME MONEY MARKET
                                                                               FUND (1) (CONT.)
                                                                          SERVICE CLASS (CONT.)
                                                                         ----------------------
                                                                                     SIX MONTHS
                                                                         YEAR ENDED       ENDED
                                                                          SEPT. 30,   SEPT. 30,
                                                                               1995    1994 (3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.05        0.02
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.05)      (0.02)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.05)      (0.02)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 5.60%     3.71%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $614,101    $565,305
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.41%       0.41%
  Ratio of net investment income to average net assets                        5.47%       3.67%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.68%       0.89%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         5.20%       3.19%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 TREASURY PLUS MONEY MARKET FUND (2)
                                                                     CLASS A    ADMINISTRATIVE CLASS
                              ----------------------------------------------  ----------------------
                                                      SIX MONTHS                              PERIOD
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,
                                    1999        1998    1997 (4)    1996 (5)        1999    1998 (6)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      4.62%       5.06%       2.42%       4.95%       4.85%       1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $543,903    $381,594     $66,486     $53,706    $100,109    $176,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.62%       0.55%       0.55%       0.43%       0.40%
  Ratio of net investment
    income to average net
    assets                         4.50%       4.93%       4.81%       4.96%       4.80%       5.17%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.79%       0.85%       0.75%       0.67%       0.63%       0.56%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.36%       4.70%       4.61%       4.84%       4.60%       5.01%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY PLUS MONEY MARKET FUND(1)
                                                                                        CLASS E
                                                             ----------------------------------
                                                                                         PERIOD
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
                                                                   1999        1998    1997 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.00
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.00
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)       0.00
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)       0.00
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     4.62%       4.99%       0.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $584,451    $715,554    $820,657
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.65%       0.65%       0.65%
  Ratio of net investment income to average net assets            4.54%       4.87%       4.86%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.78%       0.84%       0.88%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                    4.41%       4.68%       4.63%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                             TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                                                     INSTITUTIONAL CLASS
                              ----------------------------------------------------------
                                                      SIX MONTHS                  PERIOD
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1999        1998    1997 (3)        1996    1995 (4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.04%       5.41%       2.58%       5.26%     5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $493,987    $501,494    $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         4.92%       5.28%       5.11%       5.21%       5.42%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.41%       0.40%       0.39%       0.59%       0.69%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.76%       5.13%       4.97%       4.87%       4.99%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            TREASURY PLUS MONEY
                                                                                MARKET FUND (1)
                                                                                        (CONT.)
                                                                                  SERVICE CLASS
                                                                         ----------------------
                                                                         YEAR ENDED  YEAR ENDED
                                                                          MARCH 31,   MARCH 31,
                                                                               1999        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.05        0.05
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.05)      (0.05)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.05)      (0.05)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 4.83%       5.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $447,886    $367,111
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.45%       0.45%
  Ratio of net investment income to average net assets                        4.70%       5.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.70%       0.65%
Ratio of net investment income (loss) to average net assets prior to
  waived fees and reimbursed expenses                                         4.45%       4.87%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                                       SERVICE CLASS (CONT.)
                              ----------------------------------------------
                              SIX MONTHS                          SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                1997 (2)        1996        1995    1994 (3)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.47%       5.03%       5.42%     3.75%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $483,401  $1,340,325  $1,001,707    $690,630
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.45%       0.42%       0.43%
  Ratio of net investment
    income to average net
    assets                         4.91%       4.98%       5.32%       3.72%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.61%       0.60%       0.66%       0.90%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.75%       4.83%       5.08%       3.25%
----------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-one separate series. These financial statements represent the California Tax-Free Money Market, Government Money Market, Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each, with the exception of the California Tax-Free Money Market Fund, a diversified series of the Company. The California Tax-Free Money Market Fund is a non-diversified series of the Company.
  Prior to August 1, 1998 the California Tax-Free Money Market, Government Money Market, Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds were known as the "California Tax-Free Money Market Mutual", "Government Money Market Mutual", "Money Market Mutual", "National Tax-Free Money Market Mutual", "Prime Money Market Mutual" and "Treasury Money Market Mutual" Funds, respectively.
  Effective at the close of business on December 12, 1997, the Funds of Overland Express Funds, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as a "feeder" fund in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The Money Market Fund offers Class A and Class S shares. The Prime Money Market and Treasury Plus Money Market Funds offer Class A, Administrative Class, Institutional Class, and Service Class shares. The Treasury Plus Money Market Fund also offers Class E shares. The National Tax-Free Money Market Fund offers Class A and Institutional Class shares. The California Tax-Free Money Market and Government Money Market Funds offer a single class of shares. The separate classes of shares differ principally in the distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1999. The following Funds had estimated net capital loss carryforwards at March 31, 1999:

                                                       YEAR    CAPITAL LOSS
FUND                                                EXPIRES   CARRYFORWARDS
---------------------------------------------------------------------------
California Tax-Free Money Market Fund                  2002   $      88,978
                                                       2003          31,569
                                                       2005         144,877
                                                       2006          25,929
Money Market Fund                                      2003         345,727
National Tax-Free Money Market Fund                    2004           6,351
                                                       2005             437
                                                       2006           3,692
                                                       2007             536

  The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts with the Funds, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

                                                       % OF AVERAGE DAILY
FUND                                                           NET ASSETS
-------------------------------------------------------------------------
California Tax-Free Money Market Fund                                0.50
Government Money Market Fund                                         0.25

Money Market Fund                                                    0.40
National Tax-Free Money Market Fund                                  0.30

Prime Money Market Fund                                              0.25
Treasury Plus Money Market Fund                                      0.25

  On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $960 million and 0.04% of the Funds' average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at the following annual rates:

                                                     % OF AVERAGE DAILY NET ASSETS
                           -------------------------------------------------------
                                                                          CLASS S/
                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                         CLASS A*       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
California Tax-Free Money
  Market Fund                    0.10         N/A        N/A        N/A        N/A
Government Money Market
  Fund                           0.10         N/A        N/A        N/A        N/A

Money Market Fund                0.10         N/A        N/A        N/A       0.10
National Tax-Free Money
  Market Fund                    0.10         N/A        N/A       0.02        N/A

Prime Money Market Fund          0.10        0.02        N/A       0.02       0.10
Treasury Plus Money
  Market Fund                    0.10        0.02       0.10       0.02       0.10

 * INCLUDES FUNDS WITH A SINGLE CLASS.

  The transfer agency fees paid on behalf of the Funds for the year ended March 31, 1999 were as follows:

                                                                          CLASS S/
                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                          CLASS A       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
Money Market Fund          $7,691,076         N/A        N/A        N/A  $ 987,635*
National Tax-Free Money
  Market Fund                  63,237         N/A        N/A  $   7,970        N/A

Prime Money Market Fund       593,229  $  114,105        N/A    215,692    814,761
Treasury Plus Money
  Market Fund                 482,998      25,533    629,732    100,032    453,765

  Transfer agency fees for the California Tax-Free Money Market and Government Money Market Funds for the year ended March 31, 1999, are disclosed in the Statement of Operations.

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at the following annual rates:

                                                  % OF AVERAGE DAILY NET ASSETS
                                -----------------------------------------------
                                                                       CLASS S/
                                             ADMINISTRATIVE             SERVICE
FUND                               CLASS A*       CLASS     CLASS E       CLASS
-------------------------------------------------------------------------------
California Tax-Free Money
  Market Fund                          0.30         N/A         N/A         N/A
Government Money Market Fund           0.25         N/A         N/A         N/A

Money Market Fund                      0.30         N/A         N/A        0.25
National Tax-Free Money Market
  Fund                                 0.25         N/A         N/A         N/A

Prime Money Market Fund                0.30        0.15         N/A        0.20
Treasury Plus Money Market
  Fund                                 0.30        0.15        0.30        0.20

 * INCLUDES FUNDS WITH A SINGLE CLASS.

  The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1999 were as follows:

                                                                       CLASS S/
                                             ADMINISTRATIVE             SERVICE
FUND                                CLASS A       CLASS     CLASS E       CLASS
-------------------------------------------------------------------------------
Money Market Fund               $23,073,231         N/A         N/A  $2,722,576
Prime Money Market Fund           1,779,596  $  771,664         N/A   1,629,522

Treasury Plus Money Market
  Fund                            1,448,993     191,467  $1,889,196     907,530

  Shareholder servicing fees for the California Tax-Free Money Market, Government Money Market and National Tax-Free Money Market Funds for the year ended March 31, 1999 are disclosed in the Statement of Operations.
  Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens, Inc. ("Stephens") as co-administrator provided each Fund with administration services. Under the prior arrangement, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as as the sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds.
  The Company has adopted separate Distribution Plans for single class Funds, Class A shares of the Funds, Class E shares of the Treasury Plus Money Market Fund and Class S shares of the Money Market Fund pursuant to Rule 12b-1

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

under the 1940 Act (each, a "Plan"). The Plans for the California Tax-Free Money Market Fund and the Class A shares of the Money Market Fund provide that such Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to such shares. These Plans for the Class A shares provide only for reimbursement of actual expenses. The Plans for the Class A shares of the Government Money Market, National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds provide that such Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to such shares.
  Under the Plan for Class S shares of the Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.75% of the average daily net assets attributable to its Class S shares.
  Under the Plan for Class E shares of the Treasury Plus Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  Distribution fees paid on behalf of the Funds for the year ended March 31, 1999 were as follows:

FUND                                                         CLASS A    CLASS E       CLASS S
---------------------------------------------------------------------------------------------
Money Market Fund                                          $  48,371        N/A  $  8,167,728
Treasury Plus Money Market Fund                               12,962         $0           N/A

  Distribution fees for the California Tax-Free Money Market, Government Money Market, National Tax-Free Money Market and Prime Money Market Funds for the year ended March 31, 1999 are disclosed in the Statement of Operations.

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The registration fees paid on behalf of the Funds for the year ended March 31, 1999 were as follows:

                                                                          CLASS S/
                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                          CLASS A       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
Money Market Fund          $  797,850         N/A        N/A        N/A  $ 104,851
National Tax-Free Money
  Market Fund                  20,714         N/A        N/A  $  15,358        N/A
Prime Money Market Fund        33,237  $  261,023        N/A     41,427     55,027
Treasury Plus Money
  Market Fund                  42,337     102,067     10,357     21,735     79,863

  Registration fees for the California Tax-Free Money Market and Government Money Market Funds for the year ended March 31, 1999 are disclosed in the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1999 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB.
  Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1999, Stephens owned 110,717 shares of the California Tax-Free Money Market Fund, 26 shares of the Government Money Market Fund, 13,060 shares of the Money Market Fund, 265 shares of the National Tax-Free Money Market Fund, 1,580,593 shares of the Prime Money Market Fund and 144,780 shares of the Treasury Plus Money Market Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of March 31, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1999, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.
  Capital share transactions for the Funds were as follows:

                                                           CALIFORNIA TAX-FREE MONEY
                                                                         MARKET FUND
                                                      ------------------------------
                                                                             FOR THE
                                                             FOR THE      YEAR ENDED
                                                          YEAR ENDED       MARCH 31,
                                                      MARCH 31, 1999        1998 (1)
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               3,191,791,394   2,490,900,820
  Shares issued in reinvestment of dividends              45,918,774      43,220,033
  Shares redeemed -- Class A                          (3,110,347,456) (1,799,455,338)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                127,362,712     734,665,515

(1) "SHARES SOLD" INCLUDES 364,044,218 AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND CALIFORNIA TAX-FREE MONEY MARKET FUND.

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

                                                        GOVERNMENT MONEY MARKET FUND
                                                      ------------------------------
                                                             FOR THE         FOR THE
                                                          YEAR ENDED      YEAR ENDED
                                                      MARCH 31, 1999  MARCH 31, 1998
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                 211,809,887     199,262,173
  Shares issued in reinvestment of dividends               1,726,275       1,543,518
  Shares redeemed -- Class A                            (231,567,166)   (184,162,738)
  NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
    CLASS A                                              (18,031,004)     16,642,953

                                                                   MONEY MARKET FUND
                                                      ------------------------------
                                                             FOR THE         FOR THE
                                                          YEAR ENDED      YEAR ENDED
                                                      MARCH 31, 1999  MARCH 31, 1998
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               5,518,795,093   4,063,073,840
  Shares issued in reinvestment of dividends --
    Class A                                              351,157,967     255,837,441
  Shares redeemed -- Class A                          (3,443,871,290) (2,247,997,951)
NET INCREASE(DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                              2,426,081,770   2,070,913,330
  Shares sold -- Class S                               2,191,020,851   1,708,294,353
  Shares issued in reinvestment of dividends --
    Class S                                               43,441,848      35,725,154
  Shares redeemed -- Class S                          (2,027,066,523) (1,500,695,653)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS S                                                207,396,176     243,323,854

                                                      NATIONAL TAX-FREE MONEY MARKET
                                                                                FUND
                                                      ------------------------------
                                                                             FOR THE
                                                             FOR THE      YEAR ENDED
                                                          YEAR ENDED       MARCH 31,
                                                      MARCH 31, 1999        1998 (2)
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                 234,230,273     243,931,477
  Shares issued in reinvestment of dividends --
    Class A                                                1,622,320         999,129
  Shares redeemed -- Class A                            (230,195,239)   (220,887,156)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                  5,657,354      24,043,450
  Shares sold -- Institutional Class(1)                  506,716,299     436,296,534
  Shares issued in reinvestment of dividends --
    Institutional Class(1)                                   214,647         226,125
  Shares redeemed -- Institutional Class(1)             (537,304,518)   (382,213,633)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS(1)                                 (30,373,572)     54,309,026

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 65,805,624 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                             PRIME MONEY MARKET FUND
                                                      ------------------------------
                                                                             FOR THE
                                                             FOR THE      YEAR ENDED
                                                          YEAR ENDED       MARCH 31,
                                                      MARCH 31, 1999        1998 (2)
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               3,566,811,184   2,095,335,772
  Shares issued in reinvestment of dividends --
    Class A                                                7,603,683       3,165,358
  Shares redeemed -- Class A                          (3,589,517,754) (1,783,218,311)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                (15,102,887)    315,282,819
  Shares sold -- Administrative Class(1)               1,792,211,104   1,388,224,676
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                               27,149,796       9,420,477
  Shares redeemed -- Administrative Class(1)          (1,953,181,855)   (796,735,143)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(1)                               (133,820,955)    600,910,010
  Shares sold -- Institutional Class                  10,313,551,923   2,512,557,618
  Shares issued in reinvestment of dividends --
    Institutional Class                                   19,732,250       8,027,719
  Shares redeemed -- Institutional Class              (9,431,689,997) (2,256,346,296)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                    901,594,176     264,239,041
  Shares sold -- Service Class                         2,945,429,480   2,169,506,710
  Shares issued in reinvestment of dividends --
    Service Class                                         20,604,434       1,912,601
  Shares redeemed -- Service Class                    (2,505,257,696) (2,143,905,641)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                          460,776,218      27,513,670

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 524,867,072 FOR CLASS A SHARES AND 878,274,456 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND MONEY MARKET FUND.

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

                                                          TREASURY PLUS MONEY MARKET
                                                                                FUND
                                                      ------------------------------
                                                                             FOR THE
                                                             FOR THE      YEAR ENDED
                                                          YEAR ENDED       MARCH 31,
                                                      MARCH 31, 1999        1998 (2)
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               1,880,148,228   1,005,879,507
  Shares issued in reinvestment of dividends --
    Class A                                                4,574,374       1,522,843
  Shares redeemed -- Class A                          (1,722,403,471)   (692,284,609)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                162,319,131     315,117,741
  Shares sold -- Administrative Class(1)                 211,237,826     267,085,382
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                                6,183,801       2,351,192
  Shares redeemed -- Administrative Class(1)            (294,254,788)    (92,508,918)
  NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
    ADMINISTRATIVE CLASS(1)                              (76,833,161)    176,927,656
  Shares sold -- Class E                               1,690,444,889   1,732,685,998
  Shares issued in reinvestment of dividends --
    Class E                                                        0               0
  Shares redeemed -- Class E                          (1,821,543,593) (1,837,799,382)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS E                                               (131,098,704)   (105,113,384)
  Shares sold -- Institutional Class                   5,020,036,817   1,810,109,209
  Shares issued in reinvestment of dividends --
    Institutional Class                                    5,523,692       3,525,822
  Shares redeemed -- Institutional Class              (5,033,058,755) (1,761,788,362)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                     (7,498,246)     51,846,669
  Shares sold -- Service Class                         3,847,684,188   2,944,938,308
  Shares issued in reinvestment of dividends --
    Service Class                                          5,368,260       1,738,759
  Shares redeemed -- Service Class                    (3,772,268,891) (3,062,972,733)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                           80,783,557    (116,295,666)

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 354,332,437 FOR CLASS A SHARES AND 206,192,634 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND U.S. TREASURY MONEY MARKET FUND.

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Family of Funds with the Norwest Advantage Family of Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company will present the reorganization to Fund shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INDEPENDENT AUDITORS' REPORT                                  Money Market Funds
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Tax-Free Money Market Fund, Government Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Prime Money Market Fund, and Treasury Plus Money Market Fund (six of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Prime Money Market Fund and the Treasury Plus Money Market Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995 were audited by other auditors whose report dated November 15, 1995 expressed an unqualified opinion on this information.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

   [KPMG LLP SIGNATURE]

San Francisco, California
May 7, 1999

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84

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnership
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE


                                                               SC MMA AR (5/99)